[Front cover]

[Background: Word BOND repeating across and down page]

[Graphic: MFS[RegTM]
          INVESTMENT MANAGEMENT
          We invented the mutual fund[RegTM]]



                                         MFS[RegTM] Municipal
                                         Series Trust

                                         Semiannual Report o September 30, 2000

                                         For the States of: Alabama, Arkansas,
                                         California, Florida, Georgia, Maryland,
                                         and Massachusetts

Table of Contents

Letter from the Chairman ..................     1

Management Review and Outlook .............     3

Performance Summary .......................     5

Portfolio of Investments ..................     8

Financial Statements ......................    23

Notes to Financial Statements .............    46

Trustees and Officers .....................    53




MFS Original Research[RegTM]

Research has been central to investment management at MFS since 1932, when we created one of the first in-house research departments in the mutual fund industry. Original Research[SM] at MFS is more than just crunching numbers and creating economic models: it's getting to know each security and each company personally.

[Graphic; Two circles[SM]
          ORIGINAL RESEARCH (star) MAKES A DIFFERENCE (star)
                                      -----
                                       MFS
                                      -----]


-----------------------------------------------------------
 NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
-----------------------------------------------------------

Letter from the Chairman

[Graphic; Picture of Jeffrey L. Shames]

Dear Shareholders,

If you've been reading our fund reports for any length of time, you've probably sensed the pride we have in our research process. More than anything else, we think MFS Original Research[RegTM] -- and the performance results it has yielded for shareholders -- makes us unique among investment management companies. We think that uniqueness stems from three factors: philosophy, process, and people.

Philosophy

In over 75 years of managing mutual funds, we've developed a number of beliefs about the best ways to invest over a variety of market conditions. First, we believe in bottom-up research, which means we use a company-by-company, one-security-at-a-time approach to building a portfolio. What we look for is the truth about the fundamentals of a company's business -- things such as the ability of management to execute its business plan, the ability of that plan to be scaled up as the company grows, actual demand for the company's products and services, cash flow, profits, and earnings.

Second, we believe that, over the long term, stock prices follow earnings. In our view, stock prices are basically a multiple of projected earnings, with the multiple increasing as the market perceives that a company has something customers want and will continue to want. One of the major elements of Original Research(SM) is doing our best to project a company's future earnings and determine how much the market will pay for those earnings.

Third, we believe there are at least three ways to potentially achieve competitive long-term performance: be early, uncover second chances, and avoid mistakes. All of these are based on bottom-up research. In both domestic and international markets, early discovery has historically been a hallmark of our investment style. Some of the stocks with which MFS has been most successful are those in which we've taken large positions before the market discovered or believed in them. Similarly, some of our best fixed-income investments have been early positions in companies or governments that our research revealed were potential candidates for credit upgrades. (A credit upgrade causes the value of a bond to rise because it indicates the market has increased confidence that principal and interest on the bond will be repaid.)

"Second-chance" opportunities are companies whose stock prices have stumbled but that we believe still have the potential to be market leaders. For example, a quarterly earnings shortfall of a few cents may cause the market to temporarily lose confidence in a company. If we believe the business remains fundamentally strong, we may use the price decline as a buying opportunity.

Avoiding mistakes is another way we feel Original Research may help performance. In fixed-income investing this means, among other things, trying to be better than our peers at avoiding bond issuers that may default. In equity investing, avoiding mistakes means we strive to know a company and its industry well enough to distinguish truth from hype.

Process

We acquire our information firsthand, by researching thousands of companies to determine which firms may make good investments. Our analysis of an individual company may include

o face-to-face contact with senior management as well as frontline workers

o analysis of the company's financial statements and balance sheets

o contact with the company's current and potential customers

o contact with the company's competitors

o our own forecasts of the company's future market share, cash flow, and earnings

Our analysts and portfolio managers disseminate this information in the form of daily notes e-mailed worldwide to all members of our investment team. This ensures that our best ideas are shared throughout the company, without barriers between equity and fixed-income, international and domestic, or value and growth investment areas. We believe this allows each of our portfolio managers -- and thus each of our investors -- to potentially benefit from any relevant item of Original Research.

John Ballen, our President and Chief Investment Officer, has often said that the thought he hopes managers will have when they read the daily notes is, "I could never perform as well at any other investment company, because nowhere else could the quality of the research be this good."

People

Our team of research analysts and portfolio managers traces its roots back to 1932, when we created one of the first in-house research departments in the industry. Today, we believe we have an investment team distinguished for its unique blend of talent, continuity, and cohesiveness.

MFS' team culture and commitment to quality research have proven to be of tremendous value in attracting some of the best and brightest talent from leading business schools and from other investment management companies. Our company culture was a key factor in our recognition by Fortune magazine in its January 10, 2000, issue as one of the "100 Best Companies to Work For" in America. As befits a great team, our people have tended to stick around -- the average MFS tenure of our portfolio managers is 11 years, with over 16 years in the investment industry. Contributing to this continuity is our policy that all equity portfolio managers are promoted from within, after distinguishing themselves first as research analysts. And because many of us who are now managing funds or managing the company itself have been working together for well over a decade, we have a cohesiveness, a shared philosophy of investing, and a unity of purpose that we believe bodes well for the future of the company.

We also have scale. Our research analyst team is over 55 members strong and growing. Each analyst is our in-house expert on a specific industry or group of industries in a specific region of the globe. In pursuing their research, our analysts and portfolio managers each year will visit more than 2,000 companies throughout the world, meet with representatives from more than 3,000 companies at one of our four worldwide offices, attend roughly 5,000 company presentations sponsored by major Wall Street firms, and consult with over 1,000 analysts from hundreds of U.S. and foreign brokerage houses.

All of this culminates in our analysts making buy and sell recommendations on a wide range of potential investments for all of our portfolios. In the end, the goal of Original Research is to try to give our portfolio managers an advantage over their peers -- to enable our managers to deliver competitive performance by finding opportunities before they are generally recognized by the market, and by avoiding mistakes whenever possible. Original Research does, we believe, make a difference.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

Respectfully,

[Signature of Jeffrey L. Shames]

Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management[RegTM]

October 16, 2000

A prospectus containing more complete information on any MFS product, including all charges and expenses, can be obtained from your investment professional. Please read it carefully before you invest or send money. Investments in mutual funds will fluctuate and may be worth more or less upon redemption.

The opinions expressed in this letter are those of Jeffrey L. Shames, and no forecasts can be guaranteed.

Management Review and Outlook

Dear Shareholders,

The period just ended was favorable for bond investors as interest rates fell in the six months ended September 30, 2000. We believe this was due to a shift in market sentiment away from concern over strong growth, inflation, and rising interest rates and toward a more positive perception. Investors now seem to feel that economic activity is moderating without drifting toward recession, inflation is not about to rise dramatically, and the Federal Reserve Board (the
Fed) is done with rate tightening. In fact, there is a feeling among many investors that the Fed may even be headed toward some easing of rates next year. This more optimistic sentiment helped the bond market, and was a factor in the positive performance for all funds in the Municipal Series Trust.

Another factor in our performance was positioning on the yield curve. The yield curve for municipal bonds shows the relationship between yield (interest rate) and time remaining to maturity. In general, bonds with more time remaining to maturity have tended to be more volatile but pay higher interest rates. A key element of our strategy is to determine the area of the yield curve that we believe offers investors an optimum combination of higher yield and lower potential volatility.

Our quantitative research has indicated that the "sweet spot" on the yield curve is in the 15- to 20-year bracket, and that longer-maturity bonds offer only slightly more yield with significantly more volatility or risk. We have therefore positioned the majority of our holdings in the 15- to 20-year area of the curve. We do not, however, tend to position the funds in anticipation of interest rate moves, because we believe interest rate forecasting to be a relatively risky strategy that is not in our shareholders' best interest over the long term.

When buying a bond, there are two main questions we ask. First, do our analysts believe the bond presents a good credit risk? Second, are we being properly paid to take on that risk? A lower-rated bond should offer a higher yield to compensate for taking on greater risk. Over the past 2 to 3 years, however, we found that the difference in yield between higher-quality and lower-quality bonds (the spread) had been compressing; by mid-1999, the spread had become extremely narrow on a historical basis. In our view, we were not being paid enough additional yield to take on the extra risk of lower-rated issues. In addition, we felt there was a danger that spreads could widen, which would lead to underperformance of lower-rated bonds. Both of these factors led us to reduce our weightings in lower-quality issues.

Now, a year later, spreads have widened to their greatest level in several years, and appear to have stabilized in the past few months. Our analysts are beginning to find lower-quality, higher-yielding issues for which we feel we are being adequately paid to take on more credit risk. Looking forward, we hope to find opportunities to buy bonds rated "BBB" and below offering yields that we think could properly reward our shareholders.

We believe we are entering a positive environment for our style of bond investing--an environment of relatively stable interest rates with enough growth to sustain credit quality, but not so much growth that we get inflationary fears, other than perhaps those resulting from the current oil price situation. We feel that this kind of environment highlights the value we add through our Original Research(SM) process, which we believe is extremely adept at finding opportunities, evaluating credit risk, and avoiding defaults.

Respectfully,


[Signatures of Michael L. Dawson and Geoffrey L. Schechter]

Michael L. Dawson       Geoffrey L. Schechter
Portfolio Manager       Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed. It is not possible to invest directly in an index. The portfolio is actively managed, and current holdings may be different.

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  PORTFOLIO MANAGERS' PROFILES
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  Michael L. Dawson is Assistant Vice President and a portfolio manager of all state municipal bond funds at MFS Investment Management[RegTM]. He also manages other national municipal bond portfolios. He joined MFS in 1998 and was named Assistant Vice President and portfolio manager in 1999. Prior to joining MFS, Michael worked in institutional sales -- fixed income for Fidelity Capital Markets and Goldman Sachs. Prior to that, he was a research analyst in the municipal bond group at Franklin Templeton. He is a graduate of Santa Clara University and received an M.B.A. degree from Babson College in May 1999.

  Geoffrey L. Schechter, CFA, CPA, is Vice President of MFS Investment Management[RegTM] and a portfolio manager of our municipal bond funds. He joined MFS as Investment Officer in 1993 after working as a municipal credit analyst with a major insurance company. He was named portfolio manager in 1993, Assistant Vice President in 1994, and Vice President in 1995. Geoff is a graduate of the University of Texas and has an M.B.A. degree from Boston University. He is a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA).

  All portfolio managers at MFS Investment Management[RegTM] are supported by an investment staff of over 100 professionals utilizing MFS Original Research[RegTM], a global, issuer-oriented, bottom-up process of selecting securities.











This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. A prospectus containing more information, including the exchange privilege and all charges and expenses, for any MFS product is available from your investment professional, or by calling MFS at 1-800-225-2606. Please read it carefully before investing or sending money.

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  FUND FACTS
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  Objective: Each fund seeks current income exempt from federal income taxes and from the personal income taxes, if any, of the state to which its name refers.

  Commencement of investment operations:
  Alabama                               February 1, 1990
  Arkansas                              February 3, 1992
  California                            June 18, 1985
  Florida                               February 3, 1992
  Georgia                               June 6, 1988
  Maryland                              October 31, 1984
  Massachusetts                         April 9, 1985

  Net assets as of September 30, 2000:
  Alabama                               $ 85.0 million
  Arkansas                              $120.0 million
  California                            $265.7 million
  Florida                               $ 80.6 million
  Georgia                               $ 63.8 million
  Maryland                              $139.1 million
  Massachusetts                         $231.5 million

  Class inception:
  Alabama               Class A         February 1, 1990
                        Class B         September 7, 1993
  Arkansas              Class A         February 3, 1992
                        Class B         September 7, 1993
  California            Class A         June 18, 1985
                        Class B         September 7, 1993
                        Class C         January 3, 1994
  Florida               Class A         February 3, 1992
                        Class B         September 7, 1993
  Georgia               Class A         June 6, 1988
                        Class B         September 7, 1993
  Maryland              Class A         October 31, 1984
                        Class B         September 7, 1993
  Massachusetts         Class A         April 9, 1985
                        Class B         September 7, 1993

Performance Summary

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Investment results reflect the percentage change in net asset value, including reinvestment of dividends.

Total Rates of Return through September 30, 2000

MFS[RegTM] Alabama Municipal Bond Fund

                                                                Class A Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +4.06%      +6.21%      +12.15%      +28.97%       +96.39%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +6.21%       +3.90%       +5.22%        +6.98%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +1.16%       +2.23%       +4.20%        +6.46%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                              ------------------------------------------------------------
                              6 Months       1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.67%      +5.41%       +9.66%      +24.13%       +85.81%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.41%       +3.12%       +4.42%        +6.39%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +1.44%       +2.24%       +4.09%        +6.39%
------------------------------------------------------------------------------------------

MFS[RegTM] Arkansas Municipal Bond Fund

                                                                Class A Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years         Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.61%      +5.59%      +12.01%      +27.93%       +61.54%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.59%       +3.85%       +5.05%        +5.70%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.57%       +2.18%       +4.03%        +5.10%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years         Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.20%      +4.81%       +9.47%      +23.05%       +52.18%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +4.81%       +3.06%       +4.24%        +4.97%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.81%       +2.15%       +3.90%        +4.97%
------------------------------------------------------------------------------------------

*For the period from the commencement of the fund's investment operations, February 3, 1992, through September 30, 2000.

MFS[RegTM] California Municipal Bond Fund

                                                                Class A Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +4.50%      +6.30%      +13.95%      +32.26%       +95.98%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +6.30%       +4.45%       +5.75%        +6.96%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +1.25%       +2.77%       +4.73%        +6.44%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +4.10%      +5.44%      +11.25%      +26.91%       +84.15%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.44%       +3.62%       +4.88%        +6.30%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +1.44%       +2.70%       +4.55%        +6.30%
------------------------------------------------------------------------------------------

                                                                Class C Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +4.03%      +5.34%      +10.75%      +25.99%       +83.51%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.34%       +3.46%       +4.73%        +6.26%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +4.34%       +3.46%       +4.73%        +6.26%
------------------------------------------------------------------------------------------

MFS[RegTM] Florida Municipal Bond Fund

                                                                Class A Investment Results
                             -------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years         Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.68%      +5.53%      +11.42%      +26.34%       +62.41%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.53%       +3.67%       +4.79%        +5.76%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.52%       +2.00%       +3.77%        +5.17%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                             -------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years         Life*
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.27%      +4.69%       +8.89%      +21.28%       +52.62%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +4.69%       +2.88%       +3.93%        +5.00%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.69%       +1.97%       +3.60%        +5.00%
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*For the period from the commencement of the fund's investment operations, February 3, 1992, through September 30, 2000.

MFS[RegTM] Georgia Municipal Bond Fund

                                                                Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.75%      +5.52%      +11.05%      +27.25%      +86.32%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.52%       +3.55%       +4.94%       +6.42%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.51%       +1.89%       +3.92%       +5.90%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year     3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.36%      +4.83%      +8.68%      +22.48%      +76.46%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +4.83%      +2.81%       +4.14%       +5.84%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.83%      +1.90%       +3.80%       +5.84%
------------------------------------------------------------------------------------------

MFS[RegTM] Maryland Municipal Bond Fund

                                                                Class A Investment Results
                             -------------------------------------------------------------
                             6 Months        1 Year      3 Years      5 Years     10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.37%      +5.18%      +10.74%      +26.34%      +77.38%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.18%       +3.46%       +4.79%       +5.90%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.19%       +1.79%       +3.77%       +5.38%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.03%      +4.60%       +8.72%      +22.34%       +69.09%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +4.60%       +2.82%       +4.11%        +5.39%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.60%       +1.91%       +3.77%        +5.39%
------------------------------------------------------------------------------------------

MFS[RegTM] Massachusetts Municipal Bond Fund

                                                                Class A Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.41%      +5.07%      +10.30%      +25.82%       +86.37%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +5.07%       +3.32%       +4.70%        +6.42%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.08%       +1.66%       +3.69%        +5.91%
------------------------------------------------------------------------------------------

                                                                Class B Investment Results
                              ------------------------------------------------------------
                              6 Months      1 Year      3 Years      5 Years      10 Years
------------------------------------------------------------------------------------------
Cumulative Total Return
 Excluding Sales Charge         +3.07%      +4.28%       +8.07%      +21.67%       +77.59%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Excluding Sales Charge            --       +4.28%       +2.62%       +4.00%        +5.91%
------------------------------------------------------------------------------------------
Average Annual Total Return
 Including Sales Charge            --       +0.31%       +1.72%       +3.67%        +5.91%
------------------------------------------------------------------------------------------

Notes to Performance Summary

Class A Share Performance Including Sales Charge takes into account the deduction of the maximum 4.75% sales charge. Class B Share Performance Including Sales Charge takes into account the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C Share Performance Including Sales Charge takes into account the deduction of the 1% CDSC applicable to Class C shares redeemed within 12 months.

Class B and C share performance include the performance of the funds' Class A shares for periods prior to their inception (blended performance). Class B and C blended performance has been adjusted to take into account the CDSC applicable to Class B and C shares rather than the initial sales charge (load) applicable to Class A shares. These blended performance figures have not been adjusted to take into account differences in class-specific operating expenses. Because operating expenses of Class B and C shares are higher than those of Class A, the blended Class B and C share performance is higher than it would have been had Class B and C shares been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without this, the results would have been less favorable. See the prospectus for details. All results are historical and assume the reinvestment of capital gains.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. More recent returns may be more or less than those shown. Past performance is no guarantee of future results.

A small portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax. See the prospectus for details.

Portfolio of Investments (Unaudited) - September 30, 2000
MFS ALABAMA MUNICIPAL BOND FUND
Municipal Bonds - 98.8%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 22.1%
 Bessemer, AL, School Warrants, 5.5s, 2020            $1,000              $   984,630
 Birmingham, AL, 5.75s, 2019                           2,000                2,030,800
 Birmingham, AL, Warrants, 5.75s, 2017                 1,000                1,016,400
 Commonwealth of Puerto Rico, Aqueduct &
  Sewer Authority Rev., 5s, 2015                       1,300                1,239,511
 Florence, AL, Warrants, FSA, 5s, 2018                   850                  785,204
 Hoover, AL, 6s, 2017                                    500                  527,605
 Houston County, AL, AMBAC, 6.25s, 2019                  750                  796,380
 Huntsville, AL, 5.5s, 2020                            1,000                  978,860
 Jefferson County, AL, Board Of Education,
  FSA, 5.8s, 2020                                        865                  877,006
 Jefferson County, AL, School Warrants, 5.5s, 2020     1,750                1,723,085
 Mobile County, AL, 6s, 2014                           1,345                1,404,059
 Puerto Rico Municipal Finance Agency,
  RITES, 7.42s, 2017 ++++[dag]                           500                  517,890
 Russell County, AL, Warrants, AMBAC, 5s, 2017         1,595                1,479,618
 Shelby County, AL, 7.4s, 2007                         1,000                1,053,000
 Shelby County, AL, MBIA, 0s, 2011                     3,000                1,543,530
 Shelby County, AL, 7.7s, 2017                           800                  841,096
 Tuscaloosa, AL, Warrants, 5.7s, 2018                  1,000                1,008,700
                                                                          -----------
                                                                          $18,807,374
-------------------------------------------------------------------------------------
State and Local Appropriation - 1.3%
 Puerto Rico Public Finance Corp., RITES,
  7.17s, 2013 ++++[dag]                               $  500              $   552,370
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 7.17s, 2016 ++++[dag]                           500                  530,910
                                                                          -----------
                                                                          $ 1,083,280
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 3.7%
 Baldwin County, AL, Eastern Shore Health Care
  (Thomas Hospital), 8.5s, 2016                       $1,000              $ 1,039,040
 Gadsden East, AL, Medical Clinic Board Rev.
  (Baptist Hospital), 7.8s, 2021                       1,000                1,054,350
 Montgomery County, AL, Department of Human
  Resources Rev., 7s, 2007                             1,000                1,032,080
                                                                          -----------
                                                                          $ 3,125,470
-------------------------------------------------------------------------------------
Airport and Port Revenue - 5.2%
 Alabama Docks Department Facilities Rev.,
  MBIA, 5.375s, 2017                                  $1,000              $   976,430
 Alabama Docks Department Facilities Rev.,
  MBIA, 5.5s, 2022                                     1,000                  973,850
 Birmingham, AL, Airport Authority, Airport Rev.,
  AMBAC, 5.5s, 2013                                    1,465                1,477,233
 Mobile, AL, Airport Authority Rev., 7.375s, 2012      1,000                1,021,470
                                                                          -----------
                                                                          $ 4,448,983
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 9.0%
 DeKalb & Cherokee County, AL, Gas Rev.,
  AMBAC, 5.4s, 2016                                   $2,000              $ 1,997,400
 Guam Power Authority Rev., RITES,
  AMBAC, 6.236s, 2013 ++++[dag]                          500                  521,815
 Guam Power Authority Rev., RITES,
  AMBAC, 5.757s, 2018 ++++[dag]                        4,500                4,111,560
 Southeast Alabama Gas District Systems Rev.,
  AMBAC, 5.5s, 2020                                    1,000                  984,500
                                                                          -----------
                                                                          $ 7,615,275
-------------------------------------------------------------------------------------
Health Care Revenue - 3.8%
 Baldwin County, AL, Eastern Shore Health Care
  (Thomas Hospital), 6.75s, 2015                      $1,000              $   969,650
 Cullman, AL, Medical Park South Clinic, "A",
  6.5s, 2023                                           1,000                  925,370

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Health Care Revenue - continued
 Montgomery, AL, Medical Clinic Board Rev.
  (Jackson Hospital & Clinic), 7s, 2015               $  780              $   784,813
 Valley, AL, Special Care Facilities Financing
  Authority (Lanier Memorial Hospital), 5.65s, 2022      735                  586,831
                                                                          -----------
                                                                          $ 3,266,664
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 9.5%
 Butler, AL, Industrial Developement Board, Solid
  Waste Rev. (James River Corp.), 8s, 2028            $1,000              $ 1,077,660
 Camden, AL, Industrial Development Board,
  Pollution Control Rev. (Macmillian Bloedel),
  7.75s, 2009                                            500                  510,645
 Courtland, AL, Industrial Development Board,
  Solid Waste Disposal Rev. (Champion
  International), 5.9s, 2017                           1,000                  943,380
 Courtland, AL, Industrial Development Board,
  Solid Waste Disposal Rev. (Champion
  International), 6s, 2029                             1,000                  928,960
 Mobile County, AL, Industrial Development Board
  Improvement Rev. (Ipsco, Inc.), 6.875s, 2030           500                  504,825
 Mobile, AL, Industrial Development Board
  Improvement Rev. (International Paper Co.),
  6.35s, 2016                                            650                  660,881
 Mobile, AL, Industrial Development Board
  Improvement Rev. (International Paper Co.),
  6.45s, 2019                                            350                  356,734
 Piedmont, AL, Industrial Development Board Rev.
  (Springs Industries), 8.25s, 2010                    1,000                1,028,850
 Selma, AL, Industrial Development Board
  (International Paper Co.), 6.7s, 2018                  500                  518,320
 Tarrant City, AL, Industrial Development Board
  Rev. (Vulcan Materials), 7.5s, 2011                  1,500                1,536,945
                                                                          -----------
                                                                          $ 8,067,200
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 10.9%
 Alabama Special Care Facilities Financing
  Authority (Daughters of Charity), AMBAC,
  5s, 2025                                            $1,000              $   899,750
 Alabama Special Care Facilities Financing
  Authority (Daughters of Charity), AMBAC,
  5s, 2025                                             1,500                1,336,860
 Houston County, AL, Health Care Authority,
  AMBAC, 6.125s, 2022                                  1,000                1,030,780
 Huntsville, AL, Health Care Authority Rev.,
  MBIA, 6.375s, 2022 ###                                 850                  874,353
 Huntsville, AL, Health Care Authority Rev.,
  MBIA, 5s, 2023 ###                                   1,000                  898,500
 Lauderdale County & Florence, AL (Coffee Health
  Group), MBIA, 5.75s, 2014                            1,000                1,003,420
 Lauderdale County & Florence, AL (Eliza Coffee
  Memorial Hospital), MBIA, 5.75s, 2014                1,000                1,061,410
 Montgomery, AL, Medical Clinic Board Rev.
  (Jackson Hospital & Clinic), AMBAC,
  5.875s, 2016                                         1,000                1,020,650
 Montgomery, AL, Special Care Facilities
  Financing Authority Rev. (Baptist Health),
  MBIA, 5.375s, 2019                                   1,150                1,106,875
                                                                          -----------
                                                                          $ 9,232,598
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
 Alabama Housing Finance Authority, Multi-Family
  Residential Development Rev. (St. Jude), FHA,
  7.25s, 2023                                         $1,305              $ 1,363,360

8 - MAL

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - continued
 Birmingham, AL Multi-Family Residential
  Development Rev., "C" (Beaconview
  Apartments), 8s, 2030                              $   400              $   401,896
 Puerto Rico Housing Finance Corp., Multi-Family
  Mortgage Rev., 7.5s, 2015                              345                  350,968
                                                                          -----------
                                                                          $ 2,116,224
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.1%
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2018                              $ 1,000              $   927,440
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.8%
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 6.55s, 2014                   $   925              $   969,603
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 5.7s, 2015                      1,445                1,464,392
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.4s, 2022                        460                  468,220
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.5s, 2022                        290                  296,438
 Alabama Housing Finance Authority, Single Family
  Mortgage Rev., GNMA, 7.6s, 2022                         55                   55,664
                                                                          -----------
                                                                          $ 3,254,317
-------------------------------------------------------------------------------------
Turnpike Revenue - 0.6%
 Puerto Rico Highway & Transportation Authority,
  FSA, 5s, 2016                                      $   500              $   487,625
-------------------------------------------------------------------------------------
Universities - 6.0%
 Alabama Board of Education Rev. (Shelton State
  Community College), MBIA, 6s, 2014                 $ 1,000              $ 1,041,040
 Alabama Board of Education Rev. (Southern
  Union Community College), MBIA, 5s, 2018             1,000                  922,060
 Alabama Public School & College, Capital
  Improvement, 5.75s, 2017                             1,000                1,026,900
 Alabama Public School & College, Capital
  Improvement, 5.75s, 2018                             1,035                1,057,760
 Homewood, AL, Educational Building Authority,
  Educational Facilities Rev. (Samford University),
  6.5s, 2016                                           1,000                1,033,190
                                                                          -----------
                                                                          $ 5,080,950
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 13.7%
 Alabama Drinking Water Finance Authority,
  AMBAC, 6s, 2021                                    $   725              $   746,895
 Alabama Water Pollution Control Authority,
  AMBAC, 5.75s, 2019                                   1,000                1,010,430
 Alabama Water Pollution Control Authority,
  AMBAC, 5.5s, 2020                                    1,380                1,358,500
 Alabama Water Pollution Control Authority, "B",
  AMBAC, 5.5s, 2016                                    1,000                1,002,150
 Arab, AL, Waterworks Board, Water Rev.,
  MBIA, 7.05s, 2016                                    1,000                1,037,710
 Bessemer, AL, Water Rev., AMBAC, 5.75s, 2026          1,000                1,000,500
 Birmingham, AL, Water & Sewer Rev., Warrants,
  AMBAC, 5.125s, 2017                                  1,000                  944,770
 Jefferson County, AL, Sewer Rev., Warrants "D",
  5.7s, 2019                                           1,000                1,006,570
 Limestone County, AL, Water Authority Rev.,
  FGIC, 5.5s, 2026                                     2,650                2,567,850
 Madison, AL, Water & Waste Board,
  MBIA, 5.5s, 2019                                     1,000                  989,330
                                                                          -----------
                                                                          $11,664,705
-------------------------------------------------------------------------------------

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Other - 5.6%
 Alabama Building Renovation Authority, 6s, 2014     $ 1,515              $ 1,587,220
 Birmingham, AL, Downtown Redevelopment
  Authority, Social Security Administration
  Building Rev., 12.5s, 2010                           2,370                3,220,806
                                                                          -----------
                                                                          $ 4,808,026
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $82,486,207)                      $83,986,131
-------------------------------------------------------------------------------------

Floating Rate Demand Notes - 1.7%
-------------------------------------------------------------------------------------
 Bartow County, GA, Development Authority
  Pollution Control Rev. (Georgia Power Co.),
  due 10/02/00                                       $   200              $   200,000
 Burke County, GA, Development Authority
  Pollution Rev. (Georgia Power Co.),
  due 10/02/00                                           100                  100,000
 Burke County, GA, Development Authority,
  Pollution Control Rev. (Vogtle Project),
  due 10/02/00                                           100                  100,000
 Illinois Educational Facilities Authority Rev.,
  (University Chicago Hospital), due 10/02/00            100                  100,000
 Pinellas County, FL, Health Facility Authority,
  due 10/02/00                                           100                  100,000
 Sevier County, TN, Public Building Authority,
  due 10/02/00                                           300                  300,000
 Sevier County, TN, Public Building Authority,
  due 10/02/00                                           100                  100,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                           150                  150,000
 Sevier County, TN,, Public Building Authority,
  due 10/02/00                                           200                  200,000
 Stevenson, AL, Industrial Development Board,
  Environmental Improvement Rev. (Mead Corp.),
  due 10/02/00                                           100                  100,000
-------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                      $ 1,450,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $83,936,207)                          $85,436,131

Other Assets, Less Liabilities - (0.5%)                                      (386,869)
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $85,049,262
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

                                                                        9 - MAL

MFS ARKANSAS MUNICIPAL BOND FUND
Municipal Bonds - 98.9%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 11.6%
 Arkansas College Savings, "A", 0s, 2017              $1,840              $   722,679
 Arkansas College Savings, "B", 0s, 2012               1,200                  649,140
 Arkansas College Savings, "B", 0s, 2013               1,000                  506,910
 Arkansas College Savings, "B", 0s, 2014               1,150                  546,664
 Arkansas College Savings, "B", 0s, 2015               1,600                  713,120
 Commonwealth of Puerto Rico, RITES,
  MBIA, 7.939s, 2020 ++++[dag]                         3,000                3,170,250
 Commonwealth of Puerto Rico Infrastructure
  Finance Authority, Series A, 5.5s, 2019              2,500                2,531,875
 Little Rock, AR, School District, Series A, FSA,
  5.4s, 2017                                           1,000                  989,050
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 7.42s, 2017 ++++[dag]                             735                  761,298
 Puerto Rico Municipal Finance Agency, RITES,
  FSA, 7.42s, 2018 ++++[dag]                           3,250                3,334,305
                                                                          -----------
                                                                          $13,925,291
-------------------------------------------------------------------------------------
State and Local Appropriation - 3.6%
 Arkansas Development Finance Authority, Local
  Government Rev., 7.1s, 2008 [dag]                   $2,440              $ 2,510,736
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., 0s, 2011                       3,860                1,758,770
                                                                          -----------
                                                                          $ 4,269,506
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 10.2%
 Arkansas Housing Development Agency, Single
  Family Mortgage Rev., ETM, 8.375s , 2011 ###        $1,000              $ 1,268,830
 Baxter County, AR, Hospital Rev., 5.6s , 2021         1,500                1,252,890
 Harrison, AR, Residential Housing Facilities Board,
  FGIC, 7.4s , 2011                                    4,000                4,786,920
 Pulaski County, AR, Public Facilities Board,
  GNMA, 5.75s , 2034                                   1,985                1,910,523
 Sebastian County, AR, Comnty Junior,
  Refunding + Improvement, AMBAC, 5.6s , 2017          1,500                1,514,265
 Sherwood, AR, Residential Housing Facilities
  Board, MBIA, 7.5s , 2011                             1,250                1,490,762
                                                                          -----------
                                                                          $12,224,190
-------------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
 Little Rock, AR, Airport Rev., FSA, 5.25s, 2019      $  800              $   772,768
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.4%
 Jefferson County, AR, Pollution Control Rev.
  (Arkansas Power & Light), 6.3s, 2018                $1,050              $ 1,052,709
 North Little Rock, AR, Electric Rev.,
  MBIA, 6.5s, 2010                                     2,000                2,218,280
 North Little Rock, AR, Electric Rev.,
  MBIA, 6.5s, 2015                                     6,000                6,715,500
 Pope County, AR, Solid Waste Disposal Rev.
  (Arkansas Power & Light), 8s, 2020                   1,780                1,819,035
 Pope County, AR, Solid Waste Disposal Rev.
  (Arkansas Power & Light), FSA, 8s, 2021              3,000                3,081,240
 Virgin Islands Water & Power Authority Rev.,
  ASST GTY, 5.3s, 2018                                 1,250                1,218,850
                                                                          -----------
                                                                          $16,105,614
-------------------------------------------------------------------------------------
Health Care Revenue - 9.4%
 Arkansas Development Finance Authority,
  AMBAC, 5.375s, 2019                                 $1,315              $ 1,285,137
 Baxter County, AR, Hospital Rev., 7.5s, 2021          3,145                3,375,088
 Crittenden County, AR, 7.15s, 2025                      750                  763,215
 Little Rock, AR, Health Facilities Board (Baptist
  Medical Center), 6.9s, 2009                          1,400                1,523,494

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Health Care Revenue - continued
 Little Rock, AR, Health Facilities Board (Baptist
  Medical Center), 7s, 2017                           $3,250              $ 3,375,515
 Pulaski County, AR, Hospital Rev. (Children's
  Hospital), 6.15s, 2017                               1,000                  997,810
                                                                          -----------
                                                                          $11,320,259
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 7.6%
 Blytheville, AR, Solid Waste Recycling &
  Sewerage Treatment Rev. (Nucor), 6.375s, 2023       $3,565              $ 3,639,865
 Camden, AR, Environmental Improvement Rev.
  (International Paper), 7.625s, 2018                  1,000                1,070,750
 Jonesboro, AR, Industrial Development Rev.
  (Anheuser-Busch), 6.5s, 2012                         3,500                3,659,705
 Pine Bluff, AR, Environmental Improvement Rev.
  (International Paper Co.), 6.7s, 2020                  300                  309,564
 Pine Bluff, AR, Environmental Improvement Rev.
  (International Paper Co.), 5.55s, 2022                 500                  448,890
                                                                          -----------
                                                                          $ 9,128,774
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 6.6%
 Arkansas Development Finance Authority, Health
  Facilities Rev. (Sisters of Mercy), MBIA, 5s, 2013  $4,340              $ 4,234,842
 Arkansas Development Finance Authority, Health
  Facilities Rev. (Sisters of Mercy), MBIA, 5s, 2019   4,000                3,679,920
                                                                          -----------
                                                                          $ 7,914,762
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.2%
 Pope County, AR, Residential Housing Facilities
  Board (Arkansas Tech University), 6s, 2027          $1,000              $   896,610
 West Memphis, AR, Public Facilities Board
  Mortgage Rev., AMBAC, 0s, 2011                       1,090                  563,301
                                                                          -----------
                                                                          $ 1,459,911
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 3.5%
 Little Rock, AR, Hotel & Restaurant Gross
  Receipts Tax Rev., 7.375s, 2015                     $2,790              $ 3,288,880
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2022                                1,000                  912,550
                                                                          -----------
                                                                          $ 4,201,430
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 12.7%
 Arkansas Development Finance Authority, 5.3s,
  2023                                                $1,000              $ 1,001,440
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 7.4s, 2023                 880                  904,182
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 7.45s, 2027                990                1,011,830
 Arkansas Development Finance Authority, Single
  Family Mortgage Rev., GNMA, 6.7s, 2027               2,735                2,822,739
 Arkansas Finance Authority Single Family,
  Amt Mortgage Bkd Secs Program Series D,
  5.85s, 2024                                          1,765                1,795,058
 Jefferson County, AR, Health Care & Residential
  Facilities Board, 7.25s, 2011                          475                  491,611
 Lonoke County, AR, Residential Housing Facilities
  Board, 7.375s, 2011                                    109                  114,264
 Lonoke County, AR, Residential Housing Facilities
  Board, FNMA, 7.9s, 2011                                483                  519,137
 Mississippi County, AR, Public Facilities Board,
  Mortgage Rev., 7.2s, 2010                              610                  649,284
 North Little Rock, AR, Residential Housing
  Facilities Board, 0s, 2010                           8,167                4,100,242
 Pulaski County, AR, Public Facilities Board Rev.,
  FNMA, 0s, 2014                                       2,750                1,292,555

10 - MAR

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Saline County, AR, Residential Housing Facilities
  Board, 7.875s, 2011                                 $  455             $    476,421
                                                                         ------------
                                                                         $ 15,178,763
-------------------------------------------------------------------------------------
Solid Waste Revenue - 0.4%
 Ashdown, AR, Pollution Control Rev. (Nekoosa
  Papers, Inc.), 4.75s, 2008                          $  500             $    462,370
-------------------------------------------------------------------------------------
Student Loan Revenue - 2.5%
 Arkansas Student Loan Authority Rev., 7.15s, 2002    $   95             $     96,899
 Arkansas Student Loan Authority Rev., 6.75s, 2006       765                  778,074
 Arkansas Student Loan Authority Rev., "B",
  6.25s, 2010                                          2,000                2,067,900
                                                                         ------------
                                                                         $  2,942,873
-------------------------------------------------------------------------------------
Turnpike Revenue - 1.7%
 Commonwealth of Puerto Rico Highway & Transit,
  Series B, MBIA, 5.875s, 2021                        $2,000             $  2,067,380
-------------------------------------------------------------------------------------
Universities - 4.0%
 Arkansas State University Rev., AMBAC, 5s, 2019      $1,000             $    926,390
 Conway, AR, Public Facilities Rev. (Hendrix
  College), 5.85s, 2016                                1,000                1,016,410
 University of Arkansas Rev., MBIA, 5.05s, 2019        2,500                2,338,575
 University of Arkansas Rev., Athletic Facilities
  (Razorback Stadium), AMBAC, 4.85s, 2014                500                  472,180
                                                                         ------------
                                                                         $  4,753,555
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 9.4%
 Arkansas Development Finance Authority,
  Revolving Loan Fund, 5.85s, 2019                    $2,130             $  2,175,539
 Arkansas Development Finance Authority, Waste
  Water Systems Rev., 4.875s, 2017                     1,500                1,361,865
 Arkansas Water Resources Development
  Authority, 6.375s, 2021                              1,000                1,014,900
 Fort Smith, AR, AMBAC, 5.65s, 2019                    1,000                1,005,040
 Fort Smith, AR, Water & Sewer Rev., MBIA,
  6s, 2012                                             2,250                2,345,333
 South Sebastian County, AR, Water Users Assn.,
  5.95s, 2016                                          2,425                2,431,838
 South Sebastian County, AR, Water Users Assn.,
  6.15s, 2023                                          1,000                1,002,570
                                                                         ------------
                                                                         $ 11,337,085
-------------------------------------------------------------------------------------
Other - 0.5%
 Arkansas Development Finance Authority,
  Economic Development Rev., AMBAC,
  5.65s, 2014                                         $  600             $    607,944
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $114,752,975)                    $118,672,475
-------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.1%
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
 Burke County, GA, Development Authority,
  Pollution Control Rev. Georgia Power Co.,
   due 09/01/25                                       $  200             $    200,000
 California Statewide Community Development
  Authority (Sutter Health), due 07/01/15                200                  200,000
 Massachusetts Water Resources Authority,
  due 10/04/00                                           100                  100,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                           500                  500,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                           400                  400,000
 Sevier County, TN, Public Building Authority,
  due 10/05/00                                         1,100                1,100,000
-------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                     $  2,500,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $117,252,975)                        $121,172,475

Other Assets, Less Liabilities - (1.0%)                                    (1,199,135)
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $119,973,340
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

                                                                        11 - MAR

MFS CALIFORNIA MUNICIPAL BOND FUND
Municipal Bonds - 98.8%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 18.2%
 Capistrano, CA, Unified School District,
  FGIC, 5.875s, 2020                                  $1,185              $ 1,244,985
 Corona, CA, Unified School District, "A",
  FSA, 5.375s, 2018                                    1,350                1,362,191
 Fresno, CA, Unified School District,
  MBIA, 5.9s, 2019                                     1,960                2,120,661
 Glendora, CA, Unified School District, "A",
  5.7s, 2020                                           1,285                1,326,287
 Glendora, CA, Unified School District, "A",
  FSA, 5.35s, 2020                                       500                  496,925
 Irvine, CA, School District, AMBAC, 5.8s, 2020        3,500                3,622,780
 Los Angeles, CA, RITES, 6.92s, 2014 ++++[dag]         5,405                5,842,535
 Lucia Mar, CA, Unified School District,
  FGIC, 0s, 2013                                       1,350                  694,575
 Morgan Hills, CA, Unified School District,
  FGIC, 5.5s, 2020                                     2,545                2,582,157
 Napa County, CA, Flood Protection & Watershed
  Improvement Authority, FGIC, 5s, 2018                2,745                2,665,971
 Rowland, CA, Unified School District, "A",
  FSA, 5.5s, 2020                                      1,250                1,264,750
 Sacramento, CA, School District, 5.875s, 2020         2,075                2,170,720
 Santa Clara County, CA, San Jose-Evergreen
  Community College, "B", FGIC, 5.5s, 2020             1,425                1,440,504
 Santa Clara, CA, Unified School District,
  FGIC, 5.5s, 2019                                     2,210                2,239,194
 State of California, 10s, 2007                        1,055                1,375,382
 State of California, AMBAC, 7.2s, 2008                1,600                1,881,280
 State of California, AMBAC, 6.3s, 2010                3,000                3,411,090
 State of California, AMBAC, 7s, 2010                  2,000                2,373,240
 State of California, 5.5s, 2016                       3,000                3,084,750
 State of California, RITES, 5.92s, 2015 ++++[dag]     5,000                4,717,850
 State of California, RITES, 7.92s, 2017 ++++[dag]     1,250                1,366,675
 Tehachapi, CA, Unified School District,
  FGIC, 5.625s, 2020                                   1,100                1,126,488
                                                                          -----------
                                                                          $48,410,990
-------------------------------------------------------------------------------------
State and Local Appropriation - 16.1%
 Anaheim, CA, Public Finance Authority Rev.,
  FSA, 6s, 2024                                       $1,000              $ 1,085,800
 Banning, CA, Water System Improvement,
  Certificates of Participation, AMBAC, 8s, 2019       1,000                1,293,800
 California Infrastructure & Economic
  Development, MBIA, 5.5s, 2019                        1,000                1,016,770
 California Public Works Board, Lease Rev.
  (Department of Corrections), 7.4s, 2010              5,000                6,017,800
 Carmichael, CA, Water District Rev., MBIA,
  5.125s, 2019                                         3,000                2,937,390
 Fortuna, Parlier & Susanville, CA, Certificates of
  Participation, "B", 7.375s, 2017                       930                  957,863
 Grossmont, CA, Union High School District,
  Certificates of Participation, MBIA, 0s, 2006        6,000                4,522,500
 Inglewood, CA, Public Financing Authority Rev.,
  AMBAC, 5.625s, 2015                                  1,740                1,823,294
 Los Angeles County, CA, Public Works, Multiple
  Capital Facilities Project, AMBAC, 5.5s, 2020        2,970                3,001,423
 Los Angeles, CA, Convention & Exhibition Center
  Authority, Certificates of Participation, AMBAC,
  0s, 2005                                             2,400                1,918,896
 Pasadena, CA, Certificates of Participation
  (Pasadena Parking Facilities), 6.25s, 2018           3,460                3,848,869
 Pomona, CA, Public Financing Authority Rev.,
  6.25s, 2010                                          4,020                4,298,586

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
State and Local Appropriation - continued
 Riverside County, CA, Certificates of Participation,
  MBIA, 5s, 2018                                      $1,230              $ 1,194,059
 Sacramento County, CA, Certificates of
  Participation, AMBAC, 5.75s, 2018                    1,500                1,564,260
 Sacramento, CA, City Financing Authority Rev.,
  Capital Improvement, 5.5s, 2021                      1,635                1,641,998
 San Francisco, CA, City & County, (San Bruno
  Jail), AMBAC, 5.25s, 2018                            2,000                1,999,020
 Visalia, CA, Utility Systems Department,
  Certificates of Participation, MBIA, 0s, 2005        4,655                3,672,050
                                                                          -----------
                                                                          $42,794,378
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 14.4%
 California Health Facilities Financing Authority
  Rev. (St. Joseph's Hospital), 6.75s, 2021           $2,710              $ 2,819,403
 California Statewide Community Development
  Authority, Certificates of Participation, 0s, 2007   3,645                2,636,356
 California Statewide Community Development
  Authority, Certificates of Participation, 0s, 2008   6,345                4,353,495
 California Statewide Community Development
  Authority (St. Joseph's Hospital), 6.625s, 2021      2,000                2,200,380
 Corona, CA, Certificates of Participation (Corona
  Community Hospital), 8s, 2015                          585                  671,802
 Desert Hospital District, CA, Hospital Rev. (Desert
  Hospital Corp.), 8.266s, 2020 ++++[dag]              3,000                3,312,630
 Emeryville, CA, Public Financing Authority Rev.,
  Redevelopment Project, 6.5s, 2021                      770                  811,472
 Los Angeles, CA, Convention & Exhibition Center
  Authority, Certificates of Participation, 9s, 2010   1,900                2,307,056
 Pomona, CA, Single Family Mortgage Rev., FNMA,
  GNMA, 7.375s, 2010                                   2,000                2,302,000
 Pomona, CA, Single Family Mortgage Rev.,
  FHLMC, GNMA, 7.5s, 2023                              2,000                2,492,500
 Southern California Public Power Transmission
  Rev., "A", 0s, 2005                                  3,795                3,070,231
 Thousand Oaks, CA, Redevelopment Agency
  (Shadow Hills), 7s, 2021                             8,890                9,556,572
 Walnut Valley, CA, Unified School District, "B",
  AMBAC, 6s, 2011                                      1,600                1,787,200
                                                                          -----------
                                                                          $38,321,097
-------------------------------------------------------------------------------------
Airport and Port Revenue - 7.7%
 Los Angeles, CA, Department of Airport Rev.
  (Ontario International Airport), FGIC, 6s, 2017     $4,100              $ 4,259,900
 Los Angeles, CA, Harbor Department Rev.,
  6.625s, 2025                                         2,000                2,080,260
 Port Oakland, CA, Port Rev., MBIA, 6.5s, 2016         1,000                1,049,040
 Port Oakland, CA, Port Rev., "K", FGIC, 5.75s, 2020   4,000                4,089,400
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev., FSA,
  5s, 2018                                             5,000                4,752,000
 San Francisco, CA, City & County Airport
  Commission, International Airport Rev., 6.5s, 2019   4,000                4,232,680
                                                                          -----------
                                                                          $20,463,280
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 3.4%
 California Pollution Control Financing Authority
  Rev. (Pacific Gas & Electric Co.), 6.625s, 2009     $1,000              $ 1,043,410
 Glendale, CA, Electric Works Rev., MBIA,
  5.75s, 2019                                          1,420                1,475,295
 Glendale, CA, Electric Works Rev., MBIA,
  5.75s, 2020                                          1,160                1,200,484

12 - MCA

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Los Angeles, CA, Department of Water & Power,
  Electric Plant Rev., 7.1s, 2031                     $1,050              $ 1,078,791
 Northern California Power Agency, Public Power
  Rev., 5.85s, 2010                                      880                  933,856
 Southern California Public Power Authority Rev.
  (Southern Transmission Project), 0s, 2005            4,205                3,380,904
                                                                          -----------
                                                                          $ 9,112,740
-------------------------------------------------------------------------------------
Health Care Revenue - 2.1%
 California Statewide Community Development
  Authority Rev. (Childrens Hospital Los Angeles),
  5.125s, 2019                                        $4,000              $ 3,692,120
 Tahoe Forest, CA, Hospital District Rev.,
  5.85s, 2022                                          1,000                  860,930
 Washington Township, CA, Health Care Rev.,
  5s, 2018                                             1,000                  892,890
                                                                          -----------
                                                                          $ 5,445,940
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 0.4%
 California Pollution Control Financing Authority
  Rev. (Frito-Lay, Inc.), 6.375s, 2004                $1,025              $ 1,058,282
 California Pollution Control Financing Authority
  Rev. (Laidlaw, Inc.), 6.7s, 2007                     2,750                  110,000
                                                                          -----------
                                                                          $ 1,168,282
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.2%
 Abag, CA, Finance Authority Rev. (Rhoda Haas
  Goldman Plaza), 5.125s, 2015                        $2,250              $ 2,176,222
 California Health Facilities Financing Authority
  Rev., (Marshall Hospital), 5.25s, 2018               1,000                  982,660
                                                                          -----------
                                                                          $ 3,158,882
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.3%
 California Housing Finance Agency Rev.
  (Multi-Unit Rental Housing), 6.7s, 2015             $2,750              $ 2,870,257
 California Statewide Community Development
  Authority Rev. (Irvine Apartments), 5.25s, 2025      3,000                2,924,250
 Palmdale, CA, Multi-Family Housing Rev.,
  FNMA, 7.375s, 2024                                   1,000                1,043,150
 San Bernardino County, CA, Housing Authority
  Rev. (Equity Residential Redlands), 5.2s, 2029       3,000                2,972,880
 Yolo County, CA, Housing Authority Mortgage Rev.
  (Walnut Park Apartments), FHA, 7.2s, 2033            4,150                4,356,504
                                                                          -----------
                                                                          $14,167,041
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.2%
 Territory of Virgin Islands, Public Finance
  Authority, 5.875s, 2018                             $1,500              $ 1,404,045
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2022                                2,000                1,825,100
                                                                          -----------
                                                                          $ 3,229,145
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 3.8%
 California Housing Finance Agency Rev., Home
  Mortgage, MBIA, 6s, 2010                            $1,400              $ 1,469,272
 California Housing Finance Agency Rev., Home
  Mortgage, FSA, 0s, 2019                              6,750                2,201,917
 California Housing Finance Agency Rev., Home
  Mortgage, MBIA, 0s, 2028                            13,025                3,096,173
 California Rural Home Mortgage Finance
  Authority, Single Family Mortgage Rev.,
  GNMA, 6.35s, 2029                                    1,000                1,046,410













Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 California Rural Home Mortgage Finance
  Authority, Single Family Mortgage Rev.,
  GNMA, 6.1s, 2031                                    $  500              $   554,085
 San Bernardino County, CA, Single Family
  Mortgage Rev., GNMA, 6.45s, 2020                     1,500                1,635,900
 San Bernardino County, CA, Single Family
  Mortgage Rev., GNMA, 7.65s, 2023                        90                   94,272
                                                                          -----------
                                                                          $10,098,029
-------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
 California Pollution Control Financing Authority,
  Solid Waste Disposal Rev. (West Co. Resource
  Recovery), 5.125s, 2014                             $1,000              $   920,450
 South Bayside Waste Management, Solid Waste
  Systems Rev., AMBAC, 5.75s, 2020                     2,100                2,165,331
                                                                          -----------
                                                                          $ 3,085,781
-------------------------------------------------------------------------------------
Special Assessment District - 4.2%
 Brea, CA, Public Finance Authority Rev.,
  MBIA, 0s, 2005                                      $2,235              $ 1,790,146
 Brea, CA, Public Finance Authority Rev.,
  MBIA, 0s, 2006                                       3,415                2,608,513
 Concord, CA, Redevelopment Agency, Tax
  Allocation, BIGI, MBIA, 8s, 2018                        40                   40,373
 Emeryville, CA, Public Financing Authority,
  Redevelopment Project, 6.5s, 2021                    1,230                1,254,366
 Pomona, CA, Public Financing Authority Rev.,
  5.75s, 2020                                          1,645                1,651,021
 Santa Cruz County, CA, Redevelopment Agency
  (Oak/Soquel Community), 5.6s, 2017                   1,455                1,460,180
 Walnut Valley, CA, Public Finance Authority
  (Walnut Improvement), MBIA, 0s, 2007                 1,150                  833,980
 Walnut Valley, CA, Public Finance Authority
  (Walnut Improvement), MBIA, 0s, 2008                 1,125                  775,902
 Walnut Valley, CA, Public Finance Authority
  (Walnut Improvement), MBIA, 0s, 2009                 1,175                  769,942
                                                                          -----------
                                                                          $11,184,423
-------------------------------------------------------------------------------------
Turnpike Revenue - 3.1%
 Foothill/Eastern Transportation Corridor Agency,
  CA, 0s, 2011                                        $2,500              $ 2,283,475
 Foothill/Eastern Transportation Corridor Agency,
  CA, Toll Road Rev., MBIA, 5s, 2016                   2,000                1,974,200
 Los Angeles County, CA, Metropolitan
  Transportation Authority, Sales Tax Rev.,
  FSA, 5s, 2019                                        4,000                3,821,160
                                                                          -----------
                                                                          $ 8,078,835
-------------------------------------------------------------------------------------
Universities - 7.5%
 California Education Facilities Authority
  Rev. (California Western School of Law),
  MBIA, 5s, 2018                                      $1,000              $   971,000
 California Education Facilities Authority Rev.
  (College & University), 6s, 2012                     1,400                1,461,810
 California Education Facilities Authority Rev.
  (College & University), 6.3s, 2021                   1,000                1,026,500
 California Education Facilities Authority Rev.
  (Fresno Pacific University), 6.75s, 2019             1,500                1,610,115
 California Education Facilities Authority Rev.
  (L.A. College of Chiropractic), 5.6s, 2017             500                  495,015
 California Education Facilities Authority Rev.
  (Pomona College), 5.875s, 2019                       2,000                2,105,400

                                                                       13 - MCA

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Universities - continued
 California Educational Facilities Authority Rev.,
  Pooled College & University, "B", 6.625s, 2020     $ 1,000             $  1,061,710
 California Public Works Board, Lease Rev.
  (California Community Colleges), 5s, 2016            1,675                1,631,115
 Los Angeles, CA, Certificates of Participation,
  5.7s, 2018                                           1,900                1,858,580
 San Francisco, CA, City & County, Educational
  Facilities (Community College), 5.5s, 2014           1,000                1,038,590
 San Francisco, CA, City & County, Educational
  Facilities (Zoo Facilities), 5.5s, 2014              1,000                1,038,590
 University of California Rev., RITES, MBIA,
  6.107s, 2016 ++++[dag]                               5,705                5,689,825
                                                                         ------------
                                                                         $ 19,988,250
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 7.3%
 California Department of Water Resources,
  Central Valley Project Rev., 7s, 2012              $ 1,495             $  1,811,821
 Culver City, CA, Wastewater Facilities Rev.,
  5.6s, 2019                                           1,000                1,024,140
 El Monte, CA, Water Authority Rev., AMBAC,
  6s, 2019                                             1,065                1,134,640
 Fairfield-Suisun, CA, Sewer District Rev., MBIA,
  0s, 2006                                             2,080                1,607,174
 Metropolitan Water District, Linked Savers, RIBS,
  5.75s, 2018                                         10,000               10,429,400
 Metropolitan Water District, Waterworks Rev.,
  5s, 2020                                             2,500                2,367,450
 San Diego County, CA, Water Authority Rev.,
  5s, 2017                                             1,000                  976,670
                                                                         ------------
                                                                         $ 19,351,295
-------------------------------------------------------------------------------------
Other - 1.7%
 California Public Capital Improvements Financing
  Authority Rev., MBIA, 8.1s, 2018                   $ 1,735             $  1,748,689
 South Coast Air Quality Management District Rev.,
  AMBAC, 0s, 2005                                      3,480                2,787,341
                                                                         ------------
                                                                         $  4,536,030
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $252,828,120)                    $262,594,418

Other Assets, Less Liabilities - 1.2%                                       3,142,277
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $265,736,695
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS FLORIDA MUNICIPAL BOND FUND
Municipal Bonds - 97.6%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 18.8%
 Dade County, FL, AMBAC, 7.125s, 2016                $ 1,380             $  1,642,904
 Florida Board of Education, Capital Outlay,
  9.125s, 2014                                         2,600                3,464,760
 Lee County, FL, Airport Rev., FSA, 5.875s, 2018       1,000                1,018,620
 Orange County, FL, Tourist Development Tax,
  AMBAC, 5.375s, 2018                                  1,000                  984,580
 Orlando, FL, Capital Improvement Special
  Rev., 5s, 2017                                       3,575                3,367,257
 Polk County, FL, Transport Improvement Revenue,
  FSA, 5.625s, 2017                                    1,000                1,016,500
 Puerto Rico Commonwealth, RITES, Pennsylvania
  652A 1, MBIA, 7.939s, 2019, ++++[dag]                1,000                1,070,650
 State of Florida, 5.593s, 2017, [dag]                 3,000                2,612,820
                                                                         ------------
                                                                         $ 15,178,091
-------------------------------------------------------------------------------------
State and Local Appropriation - 4.9%
 Florida Board Of Education Lottery Revenue,
  Series C, FGIC, 5.25s, 2017                        $ 1,000             $    975,810
 Florida Municipal Loan Council Rev., MBIA,
  5.625s, 2019                                         1,000                1,004,430
 Florida Municipal Loan Council Rev.,
  Series A, MBIA, 5.625s, 2020                         1,000                1,002,280
 Marion County, FL, Hospital District Rev.,
  5.5s, 2014                                           1,000                  957,910
                                                                         ------------
                                                                         $  3,940,430
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 7.7%
Brevard County, FL, Health Facilities Authority Rev.
  (Wuesthoff Memorial), MBIA, IBC, 7.2s, 2002        $ 1,000             $  1,058,440
 Charlotte County, FL, Utility Rev., FGIC,
  6.875s, 2003                                           500                  541,790
 Escambia County, FL, Health Facility Rev. (Baptist
  Hospital), 6.75s, 2003                                 785                  846,748
 Florida Board of Education, Capital Outlay, ETM,
  9.125s, 2014                                           400                  534,628
 Florida Turnpike Authority Rev., "A" (Fitch Light),
  AMBAC, 7.125s, 2001                                  1,250                1,299,613
 Hillsborough County, FL, Capital Improvement Rev.
  (County Center), 6.75s, 2002                         1,500                1,584,330
 Puerto Rico Electric Power Authority Rev., 7s, 2001     240                  250,032
 Puerto Rico Highway & Transportation Authority
  Rev., 6.625s, 2002                                     100                  105,471
                                                                         ------------
                                                                         $  6,221,052
-------------------------------------------------------------------------------------
Airport and Port Revenue - 7.3%
 Broward County, FL, Airport Systems Rev.,
  AMBAC, 4.8s, 2014                                  $ 1,000             $    919,670
 Greater Orlando Aviation Authority, FGIC,
  5.25s, 2018                                          1,000                  953,930
 Hillsborough County, FL, Aviation Authority Rev.
  (Delta Airlines), 6.8s, 2024                         1,000                1,007,230
 Hillsborough County, FL, Aviation Authority Rev.
  (Tampa International), FGIC, 5.875s, 2015              750                  771,442
 Hillsborough County, FL, Aviation Authority Rev.
  (US Air), 8.6s, 2022                                   300                  311,037
 Miami-Dade County, FL, Florida Aviation Rev.,
  MBIA, 5.25s, 2018                                    1,500                1,430,895
 Pensacola, FL, Airport Rev., MBIA, 5.625s, 2014         500                  507,660
                                                                         ------------
                                                                         $  5,901,864
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 13.4%
Clark County NV Industrial Development Rev.,
  Adjustment Adjusted Refunding Nevada Power
  Company Series B, 5.9s, 2030                       $   500             $    445,565

14 - MFL

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - continued
 Connecticut Development Authority, Pollution
  Control Rev. (Connecticut Light & Power),
  5.85s, 2028                                        $   500             $    463,765
 Escambia County, FL, Utility Systems Rev., FGIC,
  6.25s, 2015                                          1,500                1,648,695
 Farmington, NM, Pollution Control, 5.8s, 2022           500                  452,090
 Hillsborough County, FL, Industrial Development
  Rev. (Tampa Electric Co.), 8s, 2022                  3,000                3,223,980
 Orlando, FL, Utility Commission, Water and
  Electric Rev., 6.75s, 2017,                          1,500                1,726,650
 Port St. Lucie, FL, Utility Rev., Capital
  Appreciation, FGIC, 0s, 2021                         2,405                  742,423
 Puerto Rico Electric Power Authority, FSA,
  6s, 2016                                             2,000                2,088,980
                                                                         ------------
                                                                         $ 10,792,148
-------------------------------------------------------------------------------------
Health Care Revenue - 3.7%
 Brevard County, FL, Health Facilities Authority
  Rev. (Friendly Village), 9.25s, 2012               $   335             $    338,423
 Escambia County, FL, Health Facility Rev. (Baptist
  Hospital), 6.75s, 2014                                 135                  136,654
 Escambia County, FL, Health Facility Rev., "B"
  (Baptist Hospital), 6s, 2014                         1,000                  956,430
 Highlands County, FL, Health Facilities Authority
  Rev. (Adventist Health Systems), 5.25s, 2013           500                  442,930
 Jacksonville, FL, Health Facilities Authority,
  Industrial Development Rev. (National Cypress),
  7s, 2014                                               750                  771,675
 Orange County, FL, Industrial Development Rev.
  (Friendly Village), 9.25s, 2012                        335                  335,908
                                                                         ------------
                                                                         $  2,982,020
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.6%
Escambia County, FL, Industrial Development Rev.
  (Champion International), 6.8s, 2012               $ 1,000             $  1,025,410
 Escambia County, FL, Pollution Control Rev.
  (Champion International), 6.95s, 2007                1,000                1,042,280
                                                                         ------------
                                                                         $  2,067,690
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 7.8%
 Brevard County, FL, Health Facilities Authority
  Rev. (Wuesthoff Memorial), MBIA, 6.5s, 2007        $ 1,000             $  1,044,590
 Charlotte County, FL, Health Care Facilities Rev.
  (Bon Secours), FSA, 7.407s, 2027, ++++               2,500                2,545,800
 Hillsborough County, FL, Industrial Development
  Rev. (University Community Hospital), MBIA,
  6.5s, 2019                                           1,000                1,111,390
 Jacksonville, FL, Hospital Rev. (University Medical
  Center), CNIE LEE, 6.6s, 2013                          500                  520,505
 Tallahassee, FL, Health Facilities Rev. (Tallahassee
  Memorial Regional Medical Center), MBIA,
  6.625s, 2013                                         1,000                1,080,780
                                                                         ------------
                                                                         $  6,303,065
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 2.0%
 Jacksonville, FL, Excise Taxes Rev., FGIC,
  0s, 2010                                           $ 1,000             $    589,960
 Jacksonville, FL, Excise Taxes Rev., FGIC,
  0s, 2011                                             1,000                  555,480
 Taylor County, FL, Sales Tax Rev., FGIC,
  5.5s, 2020                                             500                  495,185
                                                                         ------------
                                                                         $  1,640,625
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 9.6%
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "D", FSA, 6.95s, 2012               $   180             $    185,828

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Single Family Housing Revenue - continued
 Dade County, FL, Housing Finance Authority,
  Mortgage Rev., "E", GNMA, 7s, 2024                 $    60             $     61,448
 Florida Housing Finance Corp. Rev., Homeowner
  Mortgage Series 4, FSA, 5.85s, 2031                  1,000                1,014,870
 Lee County, FL, Housing Finance Authority, Multi
  County Program Series A1, GNMA, 7.2s, 2033             500                  553,380
 Lee County, FL, Housing Finance Authority Rev.,
  GNMA, 7s, 2031                                         995                1,060,252
 Lee County, FL, Housing Financing Authority Rev.,
  GNMA/FNMA, 6.5s, 2031                                  700                  732,347
 Miami Dade County, FL, Housing Finance
  Authority Rev., GNMA, 5.2s, 2031                     1,000                  991,720
 Palm Beach County, FL, GNMA, 5.5s, 2022                 985                  986,044
 Pinellas County, FL, Housing Finance Authority,
  Amt Multi County Program Series B 1, GNMA,
  7.25s, 2029                                          1,000                1,101,090
 Pinellas County, FL, Housing Authority Rev.,
  GNMA, 6.2s, 2031                                       995                1,026,701
                                                                         ------------
                                                                         $  7,713,680
-------------------------------------------------------------------------------------
Solid Waste Revenue - 2.3%
 Tampa Bay, FL, Solid Waste System Rev. (McKay
  Bay Refuse), AMBAC, 4.75s, 2017                    $ 1,000             $    883,120
 Tampa, FL, Solid Waste Systems Rev., AMBAC,
  5.25s, 2013                                          1,000                  991,310
                                                                         ------------
                                                                         $  1,874,430
-------------------------------------------------------------------------------------
Special Assesment District - 1.6%
 Arbor Greene, FL, Community Development
  District, 5.75s, 2006                              $   465             $    456,649
 Heritage Isles, FL, Community Development
  District, 5.75s, 2005                                  865                  848,158
                                                                         ------------
                                                                         $  1,304,807
-------------------------------------------------------------------------------------
Turnpike Revenue - 4.3%
 Florida Mid Bay Bridge Authority Rev.,
  AMBAC, 0s, 2018                                    $ 1,000             $    344,560
 Florida Turnpike Authority, Turnpike Rev.
  (Department of Transportation), 5.75s, 2018          2,000                2,035,840
 Miami-Dade County, FL, Toll System Rev., FGIC,
  6s, 2020                                             1,000                1,040,450
                                                                         ------------
                                                                         $  3,420,850
-------------------------------------------------------------------------------------
Universities - 3.2%
 Florida Housing Finance Corp. Rev. (Crossing at
  University Apartments), AMBAC, 5.1s, 2018            $ 1,250           $  1,149,575
 Miami-Dade County, FL, Educational Facilities
  Authority Rev., AMBAC, 5.5s, 2018                      1,400              1,398,236
                                                                         ------------
                                                                         $  2,547,811
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 8.4%
 Bay County Water Systems Revenue, AMBAC,
  5.625s, 2019                                       $ 1,000             $  1,008,850
 Lee County, FL, Industrial Development Authority
  Rev. (Bonita Springs Utilities Project), MBIA,
  6.05s, 2015                                          1,000                1,035,910
 Miramar, FL, Wastewater Improvement Rev., FGIC,
  6.75s, 2016                                            955                1,039,613
 Seminole County, FL, Water & Sewer Rev., MBIA,
  6s, 2019                                             2,060                2,194,292
 Seminole County, FL, Water & Sewer Rev., MBIA,
  6s, 2019                                               940                  996,033


15 - MFL

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
 Sweetwater County, WY, Solid Waste Disposal
  Rev., "A" (FMC Corp.), 7s, 2024                       $500             $    507,300
                                                                         ------------
                                                                         $  6,781,998
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $77,650,721)                     $ 78,670,561
-------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
-------------------------------------------------------------------------------------
 Gulf Breeze, FL, due 10/02/00                          $100             $    100,000
 Pinellas County, FL, Health Facility Authority,
  due 10/04/00                                           400                  400,000
-------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                     $    500,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $78,150,721)                         $ 79,170,561

Other Assets, Less Liabilities - 1.8%                                       1,465,735
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $ 80,636,296
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS GEORGIA MUNICIPAL BOND FUND

Municipal Bonds - 97.6%
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 13.0%
 Commonwealth of Puerto Rico, Municipal Finance
  Agency, 8.42s, 2016, ++++ [dag]                     $  500               $  564,460
 Dalton, GA, Development Authority Rev.,
  MBIA, 5.5s, 2017                                     1,000                1,012,980
 Forsyth County, GA, School District, 6s, 2015           750                  803,190
 Fulton County, GA, School District, 6.375s, 2010      2,000                2,222,340
 Fulton County, GA, School District, 6.375s, 2012      1,000                1,117,500
 Fulton County, GA, School District, 6.375s, 2016      1,000                1,108,340
 Rockland County, GA, Hospital Authority
  Rev. (Ty Cobb Healthcare Systems, Inc.),
  AMBAC, 5.625s, 2020                                    500                  499,525
 State of Georgia, 5s, 2019                            1,000                  933,590
                                                                           ----------
                                                                           $8,261,925
-------------------------------------------------------------------------------------
State and Local Appropriation - 11.4%
 Columbia County, GA (Courthouse/Detention
  Center), 5.625s, 2020                               $1,490               $1,471,584
 Fayette County, GA, Public Facilities Authority
  Rev. (Criminal Justice Center), 6.25s, 2019            755                  803,962
 Fulton County, GA, Facilities Corp.,
  AMBAC, 5.5s, 2018                                      750                  743,940
 Fulton County, GA, Facilities Corp.,
  AMBAC, 5.9s, 2019                                    1,000                1,030,090
 Georgia Municipal Assn., Inc., Installment
  Sale Program (Atlanta Detention Center),
  FSA, 5s, 2014                                        3,350                3,249,600
                                                                           ----------
                                                                           $7,299,176
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 8.5%
 Fulton County, GA, Water & Sewage Rev.,
  6.375s, 2014                                        $3,150               $3,487,270
 Royston, GA, Hospital Authority Rev. (Ty Cobb
  Healthcare Systems, Inc.), 7.375s, 2014              1,565                1,629,118
 Territory of Virgin Islands, 7.75s, 2016                275                  284,213
                                                                           ----------
                                                                           $5,400,601
-------------------------------------------------------------------------------------
Airport and Port Revenue - 9.5%
 Atlanta, GA, Airport Facilities Rev., AMBAC,
  0s, 2010                                            $6,000               $3,522,660
 Atlanta, GA, Airport Facilities Rev., MBIA,
  0s, 2010                                             3,500                2,054,885
 Commonwealth of Puerto Rico, Ports Authority
  Rev. (American Airlines, Inc.), 6.25s, 2026            500                  503,540
                                                                           ----------
                                                                           $6,081,085
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 7.6%
 Appling County, GA, Development Authority Rev.
  (Ogelthorpe Power Corp.), MBIA, 7.15s, 2021, ###     $1,400              $1,494,766
 Georgia Municipal Electric Authority, Power Rev.,
  AMBAC, 0s, 2013                                       1,675                 862,056
 Georgia Municipal Electric Authority, Power Rev.,
  MBIA, 6.5s, 2020                                      1,250               1,384,487
 Monroe County, GA, Development Authority,
  Pollution Control Rev. (Oglethorpe Power Corp.),
  6.8s, 2012                                            1,000               1,088,640
                                                                           ----------
                                                                           $4,829,949
-------------------------------------------------------------------------------------
Health Care Revenue - 2.5%
 Richmond County, GA, Development Authority,
  Nursing Home Rev. (Beverly Enterprises, Inc.),
  8.75s, 2011                                         $1,190               $1,254,701
 Royston, GA, Hospital Authority Rev. (Ty Cobb
  Healthcare Systems, Inc.), 6.125s, 2009                330                  308,441
                                                                           ----------
                                                                           $1,563,142
-------------------------------------------------------------------------------------

16 - MGA

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 6.3%
 Cartersville, GA, Developement Authority Rev.,
  Water & Wastewater Facilities (Anheuser-Busch
  Cos., Inc.), 5.625s, 2009                          $ 1,500              $ 1,531,500
 Savannah, GA, Economic Development Authority
  Rev. (Hershey Foods Corp.), 6.6s, 2012               1,150                1,197,035
 Savannah, GA, Economic Development Authority
  Rev. (Stone Container Corp.), 7.4s, 2026               300                  299,418
 Savannah, GA, Economic Development Authority
  Rev. (Union Camp Corp.), 6.15s, 2017                 1,000                1,002,570
                                                                          -----------
                                                                          $ 4,030,523
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 2.0%
 Savannah, GA, Hospital Authority Rev.
  (St. Josephs/Candler Health Systems, Inc.),
  FSA, 5s, 2018                                      $ 1,400              $ 1,275,792
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 6.1%
 Cobb County, GA, Housing Authority Rev.
  (Signature Place Corp.), 6.875s, 2017              $ 1,385              $ 1,432,395
 Hinesville, GA, Leased Housing Corp. Rev.
  (Baytree Apartments), FHA, 6.7s, 2017                  900                  940,158
 St. Mary's, GA, Housing Authority Rev.
  (Cumberland Oaks Apartments),
  FNMA, 7.375s, 2022                                   1,470                1,494,078
                                                                          -----------
                                                                          $ 3,866,631
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.5%
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2018                              $ 1,000              $   988,610
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 5.1%
 Georgia Housing & Finance Authority Rev.,
  6.05s, 2019                                        $ 1,000              $ 1,013,930
 Georgia Housing & Finance Authority Rev.,
  5.2s, 2020                                           1,000                  999,960
 Georgia Housing & Finance Authority Rev.,
  5.8s, 2021                                             750                  737,378
 Georgia Housing & Finance Authority Rev.,
  0s, 2031                                             2,680                  274,378
 Georgia Residential Finance Authority Rev.,
  FHA, 7.25s, 2021                                       220                  228,943
                                                                          -----------
                                                                          $ 3,254,589
-------------------------------------------------------------------------------------
Universities - 7.1%
 Fulton County, GA, Development Authority Rev.
  (Morehouse College), 6.25s, 2021                   $   980              $ 1,037,026
 Georgia Private Colleges & University Authority
  Rev. (Emory University), 5.75s, 2016                 1,000                1,029,540
 Georgia Private Colleges & University Authority
  Rev. (Emory University) "A", 5.75s, 2018             1,000                1,023,400
 Marietta, GA, Development Authority Rev.
  (Southern Polytech University), 6.25s, 2027          1,000                  930,950
 Savannah, GA, Economic Development Authority
  Rev. (College Of Art & Design, Inc.), 6.2s, 2009       500                  516,415
                                                                          -----------
                                                                          $ 4,537,331
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 16.2%
 Alanta, GA, Water & Wastewater Rev.,
  FGIC, 6.593s, 2016, ++++ [dag]                     $ 4,000              $ 4,166,160
 Cartersville, GA, Water and Sewer Rev.,
  AMBAC, 7.2s, 2012                                    2,225                2,282,605
 Clayton County & Clayton County, GA, Water
  & Sewage Authority Rev., 6.25s, 2017                 1,000                1,099,130
 Columbia County, GA, Water & Sewage Rev.,
  FGIC, 6.25s, 2018                                      470                  498,769

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - continued
 Forsyth County, GA, Water & Sewage Authority
  Rev., 6.25s, 2018                                  $ 1,105              $ 1,179,322
 Fulton County, GA, Water & Sewage Authority
  Rev., FGIC, 6.375s, 2014                               100                  109,764
 Gainesville, GA, Water & Sewage Authority Rev.,
  FGIC, 5.625s, 2019                                   1,000                1,001,360
                                                                          -----------
                                                                          $10,337,110
-------------------------------------------------------------------------------------
Other - 0.8%
 Clayton County, GA, Development Authority Rev.,
  6.25s, 2020                                        $   500              $   532,135
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $60,539,148)                      $62,258,599
-------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
-------------------------------------------------------------------------------------
 Appling County, GA, Development Authority, due
  10/02/00, at Amortized Cost and Value              $   400              $   400,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $60,939,148)                          $62,658,599

Other Assets, Less Liabilities - 1.8%                                       1,133,390
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                       $63,791,989
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

                                                                        17 - MGA

MFS MARYLAND MUNICIPAL BOND FUND
Municipal Bonds - 98.3%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 21.7%
 Anne Arundel County, MD, 5s, 2015                   $ 2,000              $ 1,921,140
 Baltimore, MD, Consolidated Public Improvement,
  MBIA, 7s, 2009                                       1,000                1,159,210
 Baltimore, MD, Consolidated Public Improvement,
  7.15s, 2009                                          2,120                2,465,412
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.375s, 2011                                     900                  926,442
 Baltimore, MD, Consolidated Public Improvement,
  FGIC, 5.375s, 2013                                     770                  783,852
 Baltimore, MD, Consolidated Public Improvement,
  "A", 5.5s, 2018                                      1,700                1,697,841
 Frederick County, MD, Public Facilities,
  5.25s, 2016                                          2,000                1,961,620
 Howard County, MD, Metropolitan District,
  0s, 2008                                             1,000                  677,960
 Howard County, MD, Consolidated Public
  Improvement, "A", 5.5s, 2019                         1,000                  997,530
 Howard County, MD, Consolidated Public
  Improvement, "A", 5.5s, 2020                         2,000                1,992,640
 Maryland, State & Local Facilities, 5.75s, 2014       1,550                1,623,067
 Montgomery County, MD, Consolidated Public
  Improvement, 5.75s, 2018                             2,000                2,059,120
 Prince George's County, MD, 0s, 2007                  5,110                3,668,622
 Prince George's County, MD, Consolidated Public
  Improvement, FSA, 5.375s, 2015                       1,500                1,513,620
 Puerto Rico Municipal Finance Agency,
  FSA, 7.42s, 2019 ++++ [dag]                          1,000                1,016,040
 Washington, MD, Suburban Sanitation District,
  6.1s, 2015                                           1,070                1,112,896
 Washington, MD, Suburban Sanitation District,
  5.25s, 2016                                            865                  852,951
 Worcester County, MD, Public Improvement,
  5.625s, 2013                                         1,620                1,679,406
 Worcester County, MD, Public Improvement,
  5.625s, 2015                                         2,030                2,076,304
                                                                          -----------
                                                                          $30,185,673
-------------------------------------------------------------------------------------
State and Local Appropriation - 9.5%
 Howard County, MD, Certificates of Participation,
  8.15s, 2021                                        $   450              $   593,050
 Howard County, MD, Certificates of Participation,
  "A", 8s, 2019                                          805                1,029,402
 Howard County, MD, Certificates of Participation,
  "B", 8s, 2019                                          385                  492,323
 Howard County, MD, Certificates of Participation,
  "C", 8s, 2019                                          680                  869,557
 Maryland Stadium Authority, Sports Facilities
  Leasing Rev., AMBAC, 5.875s, 2012                    1,000                1,045,340
 Prince George's County, MD, Certificates
  of Participation, MBIA, 0s, 2005                     2,495                1,987,767
 Prince George's County, MD, Certificates
  of Participation, MBIA, 0s, 2006                     2,490                1,886,075
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2004                  980                  821,642
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2006                1,800                1,363,428
 Prince George's County, MD, Industrial
  Development Authority, MBIA, 0s, 2009                1,500                  969,030
 Puerto Rico Public Finance Corp., AMBAC,
  7.17s, 2013 ++++ [dag]                                 500                  552,370
 Puerto Rico Public Finance Corp., AMBAC,
  7.17s, 2016 ++++ [dag]                               1,520                1,613,966
                                                                          -----------
                                                                          $13,223,950
-------------------------------------------------------------------------------------

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 10.9%
 Maryland Health & Higher Education Facilities
  Authority Rev. (Good Samaritan Hospital),
  5.7s, 2009                                         $ 1,085              $ 1,149,981
 Maryland Health & Higher Education Facilities
  Authority Rev. (Howard County General
  Hospital), 5.5s, 2021                                4,000                3,941,080
 Maryland Health & Higher Education Facilities
  Authority Rev. (Kennedy Institute), 6.75s, 2022        500                  508,620
 Maryland Health & Higher Education Facilities
  Authority Rev. (University of Maryland Medical
  System), FGIC, 7s, 2017                              1,840                1,911,374
 Maryland Health & Higher Education Facilities
  Authority Rev. (University of Maryland Medical
  System), FGIC, 6.5s, 2021                            1,000                1,015,810
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev., MBIA, 0s, 2006     1,135                  861,022
 Morgan, MD, State University Academic &
  Auxiliary Facilities & Fees Rev., MBIA, 0s, 2008     1,400                  955,906
 Prince George's County, MD, Hospital Rev.
  (Dimensions Health Corp.), 7.25s, 2017               2,000                2,130,760
 Puerto Rico Aqueduct & Sewer Authority Rev.,
  10.25s, 2009                                           470                  595,570
 Puerto Rico Electric Power Authority Rev.,
  7s, 2011                                             1,000                1,041,800
 Washington, MD, Suburban Sanitation District,
  6.9s, 2013                                           1,045                1,082,693
                                                                          -----------
                                                                          $15,194,616
-------------------------------------------------------------------------------------
Electric and Gas Utility Revenue - 2.2%
 Guam Power Authority Rev., AMBAC,
  6.236s, 2015 ++++ [dag]                            $ 1,680              $ 1,692,701
 Puerto Rico Electric Power Authority, Power Rev.,
  FSA, 6.92s, 2015 ++++ [dag]                          1,400                1,416,772
                                                                          -----------
                                                                          $ 3,109,473
-------------------------------------------------------------------------------------
Health Care Revenue - 4.7%
 Berlin, MD, Hospital Rev. (Atlantic General
  Hospital), 8.375s, 2022                            $ 1,287              $ 1,297,034
 Maryland Health & Higher Education Facilities
  Authority Rev. (Bradford Oaks Center),
  6.375s, 2027                                         1,500                1,233,030
 Maryland Health & Higher Education Facilities
  Authority Rev. (Catholic Health Initiatives),
  6s, 2020                                             1,000                1,017,120
 Maryland Health & Higher Education Facilities
  Authority Rev. (Doctors Community Hospital),
  5.5s, 2024                                           1,000                  790,090
 Maryland Health & Higher Education Facilities
  Authority Rev. (Johns Hopkins Hospital), 0s, 2010    2,000                1,165,280
 Maryland Health & Higher Educational Facilities
  Authority Rev. (University Maryland Medical),
  6.625s, 2020                                         1,000                1,027,970
                                                                          -----------
                                                                          $ 6,530,524
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 2.2%
 Baltimore, MD, Port Facilities Rev. (DuPont (E.I.)
  de Nemours), 6.5s, 2011                            $ 1,500              $ 1,573,755
 Northeast Maryland Waste Disposal Authority
  Resources Recovery Rev. (Baltimore Resco
  Retrofit), 5s, 2012                                  1,000                  837,990
 Upper Potomac, MD, River Commission, Pollution
  Control Rev. (Westvaco), 10.5s, 2004                   150                  150,690

18 - MMD

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - continued
 Upper Potomac, MD, River Commission, Pollution
  Control Rev. (Westvaco), 9.125s, 2015               $  500             $    504,120
                                                                         ------------
                                                                         $  3,066,555
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 4.6%
 Maryland Health & Higher Education Facilities
  Authority Rev. (Frederick Memorial Hospital),
  FGIC, 5.25s, 2013                                   $2,850             $  2,851,454
 Maryland Health & Higher Education Facilities
  Authority Rev. (Upper Chesapeake Hospital),
  FSA, 5.5s, 2020                                      2,000                1,950,920
 Maryland Industrial Development Finance
  Authority, Economic Development Rev. (Bon
  Secours Health System), FSA, 7.366s, 2022 ++++       1,400                1,524,306
                                                                         ------------
                                                                         $  6,326,680
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.6%
 Baltimore, MD, City Housing, FHA, 7.75s, 2009        $  780             $    786,825
 Baltimore, MD, City Housing, FNMA, 7.25s, 2023        1,175                1,176,598
 Maryland Community Development Administration,
  7.375s, 2021                                           330                  338,887
 Maryland Community Development Administration,
  0s, 2032                                            11,605                1,006,618
 Maryland Community Development Administration,
  7.8s, 2032                                           1,190                1,215,858
 Montgomery County, MD, Housing Opportunities
  Commission, 7.375s, 2032                               440                  451,867
                                                                         ------------
                                                                         $  4,976,653
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 1.3%
 Territory of Virgin Islands, Public Finance
  Authority, 5.875s, 2018                             $1,000             $    936,030
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2022                                1,000                  912,550
                                                                         ------------
                                                                         $  1,848,580
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 8.0%
 Maryland Community Development Administration,
  5.875s, 2016                                        $1,845             $  1,891,402
 Maryland Community Development Administration,
  6.05s, 2020                                          1,000                1,007,460
 Maryland Community Development Administration,
  6.2s, 2020                                           2,500                2,540,775
 Maryland Community Development Administration,
  7.3s, 2025                                             760                  777,305
 Maryland Community Development Administration,
  6.75s, 2026                                          2,235                2,310,319
 Prince George's County, MD. Housing Authority
  Rev., GNMA\FNMA, 5.375s, 2018 4.8s to 2000,
  5.375s to 2018                                         995                  978,682
 Prince George's County, MD. Housing Authority
  Rev., "A", 6s, 2032                                  1,500                1,648,635
                                                                         ------------
                                                                         $ 11,154,578
-------------------------------------------------------------------------------------
Solid Waste Revenue - 5.6%
 Northeast Maryland, Waste Disposal Authority
  (Montgomery County), 6s, 2006                       $1,100             $  1,154,516
 Northeast Maryland, Waste Disposal Authority
  (Montgomery County), MBIA, 6.3s, 2016                2,000                2,063,280
 Northeast Maryland Waste Disposal Authority
  (Southwest County Resource Recovery),
  MBIA, 7.2s, 2005                                     1,000                1,092,100

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Solid Waste Revenue - continued
 Prince George's County, MD (Solid Waste
  Management), FSA, 5.25s, 2013                       $3,500             $  3,476,130
                                                                         ------------
                                                                         $  7,786,026
-------------------------------------------------------------------------------------
Turnpike Revenue - 0.8%
 Puerto Rico Highway & Transportation Authority,
  5.5s, 2013                                          $1,000             $  1,043,450
-------------------------------------------------------------------------------------
Universities - 12.2%
 Annapolis, MD, Economic Development Rev.
  (St. John's College), 5.5s, 2018                    $  750             $    707,992
 Maryland Economic Development Corp., Student
  Housing Rev. (Salibury), 6s, 2019                    1,000                  998,650
 Maryland Economic Development Corp., Student
  Housing Rev. (Towson Sera), 5.75s, 2029              1,000                  917,460
 Maryland Health & Higher Education Facilities
  Authority Rev. (John Hopkins University),
  5.125s, 2020                                         6,000                5,640,420
 Maryland Health & Higher Education Facilities
  Authority Rev. (John Hopkins University),
  5.625s, 2027                                         1,400                1,397,158
 Maryland Health & Higher Education Facilities
  Authority Rev. (Loyola College), MBIA, 5.5s, 2016    3,000                3,011,640
 Maryland Health & Higher Education Facilities
  Authority Rev. (Mercy Medical Center), FSA,
  5.625s, 2017                                         1,800                1,803,726
 Morgan, MD, State University, Academic &
  Auxiliary Facilities Rev., MBIA, 6.05s, 2015         1,500                1,616,865
 University of Maryland, Auxillary Facilities &
  Tuition Rev., 0s, 2004                               1,000                  828,480
                                                                         ------------
                                                                         $ 16,922,391
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 6.0%
 Baltimore, MD, Wastewater Rev., FGIC, 6s, 2015       $1,000             $  1,072,830
 Baltimore, MD, Wastewater Rev., MBIA,
  5.65s, 2020 ++++                                     2,000                2,025,600
 Baltimore, MD, Wastewater Rev., MBIA,
  6.613s, 2020 ++++                                    3,000                3,087,870
 Washington Suburban San District Maryland,
  General Construction, 5.25s, 2018                    1,060                1,032,398
 Washington Suburban San District Maryland,
  General Construction, 5.25s, 2019                    1,120                1,086,097
                                                                         ------------
                                                                         $  8,304,795
-------------------------------------------------------------------------------------
Other - 5.0%
 Baltimore County, MD, 5.375s, 2013                   $1,600             $  1,602,832
 Maryland Industrial Development Finance
  Authority (American Center for Physics),
  6.625s, 2017                                         1,500                1,535,790
 Maryland Industrial Development Finance
  Authority (YMCA/Baltimore), 8s, 2012                 2,825                3,075,041
 Maryland Industrial Development Finance
  Authority (YMCA/Baltimore), 8.25s, 2012                755                  783,077
                                                                         ------------
                                                                         $  6,996,740
-------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $132,382,572)                    $136,670,684
-------------------------------------------------------------------------------------

                                                                       19 - MMD

Floating Rate Demand Notes - 0.3%

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
 Sevier County, TN, Public Building Authority, due
  10/05/00, at Amortized Cost and Value                 $400             $    400,000
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $132,782,572)                        $137,070,684

Other Assets, Less Liabilities - 1.4%                                       1,993,459
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $139,064,143
-------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Municipal Bonds - 98.5%
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
General Obligation - 19.1%
 Belmont, MA, 5s, 2015                                $2,165              $ 2,076,668
 Boston, MA, 5.75s, 2019                               3,745                3,802,111
 Brookline MA, 5.375s, 2019                            2,000                1,964,140
 Commonwealth of Massachusetts,
  MBIA, 7.5s, 2004                                     2,850                3,062,240
 Commonwealth of Massachusetts, 0s, 2004               1,080                  883,526
 Commonwealth of Massachusetts, 6s, 2013                 125                  134,401
 Commonwealth of Massachusetts, 6s, 2015               3,000                3,190,800
 Commonwealth of Massachusetts, 5.875s, 2017           1,000                1,039,980
 Dudley-Charlton, MA, RITES, Regional School
  District, FGIC, 6.241s, 2015 ++++[dag]               1,365                1,348,934
 Dudley-Charlton, MA, RITES, Regional School
  District, FGIC, 6.241s, 2016 ++++[dag]               1,430                1,412,568
 Dudley-Charlton, MA, RITES, Regional School
  District, FGIC, 6.241s, 2018 ++++[dag]               1,565                1,502,400
 Fitchburg, MA, MBIA, 5s, 2015                         1,000                  964,880
 Holyoke, MA, 8s, 2001                                    55                   55,781
 Lawrence, MA, AMBAC, 9.75s, 2002                        250                  268,035
 Lowell, MA, 8.4s, 2009                                1,000                1,030,090
 Lynn, MA, AMBAC, 5.125s, 2018                         3,690                3,488,194
 Massachusetts, Consolidated Loan Series B,
  5.625s, 2018                                         2,000                2,008,440
 Massachusetts, Consolidated Loan Series B,
  5.75s, 2020                                          1,000                1,015,710
 Middleborough, MA, FGIC, 5.6s, 2014                      75                   77,371
 Narragansett, MA, Regional School District,
  AMBAC, 6s, 2019                                      1,720                1,794,012
 Northbridge, MA, 7.6s, 2001                             125                  127,835
 Springfield, MA, Municipal Purpose Loan,
  FSA, 6.25s, 2019                                     2,100                2,230,032
 Sutton, MA, MBIA, 5.5s, 2017                          1,000                1,001,280
 Sutton, MA, MBIA, 5.5s, 2019                          1,000                  993,010
 Tantasqua, MA, Regional School District,
  FSA, 5.375s, 2016                                    2,000                1,983,660
 Westford, MA, FGIC, 5.25s, 2020                       2,250                2,157,052
 Weymouth, MA, Municipal Purpose Loan,
  MBIA, 5.375s, 2020                                   1,250                1,210,488
 Worcester, MA, FSA, 6s, 2016                          3,155                3,340,577
                                                                          -----------
                                                                          $44,164,215
-------------------------------------------------------------------------------------
State and Local Appropriation - 10.7%
 Massachusetts Bay Transport Authority, RITES,
  Pennsylvania 675A 1, 8.161s, 2016 ++++[dag]         $4,835              $ 5,716,614
 Massachusetts Bay Transportation Authority,
  7s, 2021,                                            5,000                5,840,750
 Massachusetts Bay Transportation Authority,
  Assmnt Series A, 5.75s, 2018                         3,780                3,859,758
 Massachusetts Bay Transportation Authority
  (General Transportation Systems), 6.2s, 2016           400                  435,736
 Plymouth County, MA, Correctional Facilities,
  AMBAC, 5.125s, 2018[dag]                             5,000                4,659,200
 Puerto Rico Public Finance Corp., RITES,
  AMBAC, 7.17s, 2016 ++++[dag]                         2,500                2,654,550
 Route 3 North Transport Improvement Associates,
  MBIA, 5.75s, 2017                                      100                  102,330
 Route 3 North Transport Improvement Associates,
  MBIA, 5.625s, 2020                                   1,500                1,497,105
                                                                          -----------
                                                                          $24,766,043
-------------------------------------------------------------------------------------
Refunded and Special Obligations - 17.1%
 Commonwealth of Massachusetts, ETM, 0s, 2004         $8,170              $ 6,712,962
 Commonwealth of Massachusetts, ETM, 0s, 2005          2,000                1,579,400
 Commonwealth of Massachusetts, ETM, 0s, 2005          2,000                1,553,980

20 - MMA

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Refunded and Special Obligations - continued
 Commonwealth of Massachusetts,
  AMBAC, 6.75s, 2001                                  $2,350              $ 2,441,368
 Commonwealth of Massachusetts, FGIC,
  ETM, 7s, 2009                                        1,150                1,323,800
 Commonwealth of Massachusetts, Water
  Resources Authority, MBIA, 5.25s, 2004                  50                   52,177
 Greater Lawrence, MA, San District,
  MBIA, 5.625s, 2020                                   1,940                1,943,162
 Haverhill, MA, FGIC, 7s, 2002                         1,250                1,325,275
 Holyoke, MA, MBIA, 8s, 2001                           1,500                1,537,050
 Holyoke, MA, MBIA, 8.1s, 2002                           500                  543,215
 Mansfield, MA, FSA, 5.375s, 2017                      1,170                1,155,890
 Martha's Vineyard, MA, Land Bank
  (Land Acquisition), 8.125s, 2001                     3,200                3,304,192
 Massachusetts Health & Education Facilities
  Authority (Fairview Extended Care Facility),
  10.25s, 2001                                         2,000                2,086,780
 Massachusetts Health & Education Facilities
  Authority (Massachusetts Eye & Ear Infirmary),
  7.375s, 2001                                         3,000                3,122,220
 Massachusetts Health & Education Facilities
  Authority (New England Deaconess Hospital),
  6.875s, 2002                                         2,350                2,476,430
 Massachusetts Industrial Finance Agency
  (Curry College), 8s, 2004                              470                  535,969
 Massachusetts Industrial Finance Agency
  (Curry College), 8s, 2004                            1,720                1,949,689
 Massachusetts Industrial Finance Agency
  (Dexter School), 7.5s, 2001                          1,430                1,483,553
 Massachusetts Industrial Finance Agency
  (Emerson College), 8.9s, 2001                        1,000                1,030,310
 Massachusetts Industrial Finance Agency
  (Vinfen Corp.), 7.1s, 2003                             635                  692,709
 Massachusetts Port Authority, ETM, 12.75s, 2002         230                  247,016
 Massachusetts Port Authority, ETM, 13s, 2013            780                1,220,965
 Nantucket Island, MA, Land Bank, 7.75s, 2001          1,200                1,252,584
                                                                          -----------
                                                                          $39,570,696
-------------------------------------------------------------------------------------
Airport and Port Revenue - 5.8%
 Massachusetts Port Authority (USAIR),
  MBIA, 5.625s, 2011                                  $1,140              $ 1,173,334
 Massachusetts Port Authority, 5s, 2015                5,600                5,323,080
 Massachusetts Port Authority, 6s, 2015                  900                  951,003
 Massachusetts Port Authority, 6.125s, 2017            1,460                1,548,724
 Massachusetts Port Authority (US Airways),
  MBIA, 5.875s, 2016                                   1,900                1,933,934
 Puerto Rico Ports Authority (American Airlines),
  6.3s, 2023                                           2,370                2,388,533
                                                                          -----------
                                                                          $13,318,608
-------------------------------------------------------------------------------------
Health Care Revenue - 9.4%
 Boston, MA, Industrial Development Finance
  Authority Rev. (Stonehedge Convalescent
  Center), 10.75s, 2011                               $  570              $   578,915
 Massachusetts Health & Education Facilities
  Authority (Caritas Christi), 5.7s, 2015                980                  858,108
 Massachusetts Health & Education Facilities
  Authority (Children's Hospital), 6.125s, 2012        2,285                2,343,770
 Massachusetts Health & Education Facilities
  Authority (Jordan Hospital), 5.25s, 2018             2,555                2,069,371
 Massachusetts Health & Education Facilities
  Authority (North Adams Regional Hospital),
  6.625s, 2018                                           975                  907,530

Municipal Bonds - continued
-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Health Care Revenue - continued
 Massachusetts Health & Education Facilities
  Authority (South Shore Hospital), 5.625s, 2019      $1,970              $ 1,833,420
 Massachusetts Industrial Finance Agency
  (Beverly Enterprises), 8.375s, 2009                  4,040                4,232,950
 Massachusetts Industrial Finance Agency
  (Evanswood), 7.625s, 2014                            1,200                  636,000
 Massachusetts Industrial Finance Agency
  (Massachusetts Biomedical Research), 0s, 2004        5,000                4,144,000
 Massachusetts Industrial Finance Agency
  (Massachusetts Biomedical Research), 0s, 2010        5,300                3,130,286
 Massachusetts Industrial Finance Agency
  (Needham/Hamilton House), 11s, 2010                    400                  411,300
 Massachusetts Industrial Finance Agency
  (WNR, Inc.), 9s, 2023                                  920                  736,000
                                                                          -----------
                                                                          $21,881,650
-------------------------------------------------------------------------------------
Industrial Revenue (Corporate Guarantee) - 1.5%
 Massachusetts Development Finance Agency
  (Springfield Resources Recovery), 5.625s, 2019      $1,675              $ 1,589,893
 Massachusetts Industrial Finance Agency
  (Welch Foods, Inc.), 5.6s, 2017                      1,700                1,587,188
 Springfield, MA, Industrial Development Finance
  Agency (Terminal Building), 8s, 2001                   279                  279,271
                                                                          -----------
                                                                          $ 3,456,352
-------------------------------------------------------------------------------------
Insured Health Care Revenue - 1.6%
 Boston, MA, Industrial Development Finance
  Authority Rev. (Alzheimers Center),
  FHA, 5.5s, 2012                                     $  660              $   658,733
 Massachusetts Health & Education Facilities
  Authority (Newton Wellesley College),
  MBIA, 6.125s, 2015                                   1,000                1,052,200
 Massachusetts Health & Education
  Facilities Authority (Partners Healthcare),
  MBIA, 5.375s, 2018                                   2,000                1,908,160
                                                                          -----------
                                                                          $ 3,619,093
-------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.1%
 Massachusetts Housing Finance Agency,
  FNMA, 6.9s, 2025                                    $1,700              $ 1,785,357
 Somerville, MA, Housing Authority Rev.
  (Clarendon Hill), GNMA, 7.85s, 2010                    840                  858,522
                                                                          -----------
                                                                          $ 2,643,879
-------------------------------------------------------------------------------------
Sales and Excise Tax Revenue - 3.0%
 Commonwealth of Massachusetts, 5s, 2017              $3,050              $ 2,871,453
 Territory of Virgin Islands, Public Finance
  Authority, 5.875s, 2018                              1,520                1,422,766
 Territory of Virgin Islands, Public Finance
  Authority, 5.5s, 2022                                2,950                2,692,022
                                                                          -----------
                                                                          $ 6,986,241
-------------------------------------------------------------------------------------
Single Family Housing Revenue - 2.5%
 Massachusetts Housing Finance Agency,
  6.6s, 2026                                          $  815              $   837,258
 Massachusetts Housing Finance Agency, Amt
  Single Family Series 79, FSA, 5.85s, 2021            2,000                1,975,920
 Massachusetts Industrial Finance Agency,
  MBIA, 6.35s, 2022                                    2,880                2,944,425
                                                                          -----------
                                                                          $ 5,757,603
-------------------------------------------------------------------------------------

                                                                       21 - MMA

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
 Massachusetts Development Finance
  Agency, Resource Recovery Rev.
  (Waste Management, Inc.), 6.9s, 2029                $  975             $    993,652
 Massachusetts Industrial Finance Agency
  (Ogden Haverhill), 5.5s, 2013                           25                   22,996
 Massachusetts Industrial Finance Agency
  (Ogden Haverhill), 5.6s, 2019                        2,000                1,753,480
                                                                         ------------
                                                                         $  2,770,128
-------------------------------------------------------------------------------------
Universities - 20.3%
 Commonwealth of Massachusetts, College
  Building, MBIA, 5.625s, 2016                        $1,650             $  1,678,809
 Massachusetts Development Finance Agency,
  Visual & Performing Arts Project, 6s, 2015           1,135                1,204,734
 Massachusetts Development Finance Agency
  (Higher Education Smith College), 5.375s, 2016       1,335                1,326,910
 Massachusetts Development Finance Agency
  (Higher Education Smith College), 5.5s, 2017         1,310                1,309,293
 Massachusetts Development Finance Agency
  Rev. (Eastern Nazarine College), 5.625s, 2019        1,750                1,607,515
 Massachusetts Development Finance Agency
  Rev. (Suffolk University), 5.75s, 2019               1,000                  962,030
 Massachusetts Development Finance Agency
  Rev. (Suffolk University), 5.85s, 2029               1,000                  962,320
 Massachusetts Development Finance Agency
  Rev. (Williston Northampton School), 6.5s, 2028      1,000                  932,500
 Massachusetts Development Finance Agency
  Rev. (Xaverian Brothers High School), 5.55s, 2019    1,000                  959,280
 Massachusetts Development Finance Agency
  Rev. (Xaverian Brothers High School), 5.65s, 2029    1,000                  932,870
 Massachusetts Health & Education Facilities
  Authority (Boston College), 5.25s, 2018              3,500                3,366,685
 Massachusetts Health & Education Facilities
  Authority (Boston College), 5.25s, 2023              4,350                4,081,126
 Massachusetts Health & Education Facilities
  Authority (Learning Center for Deaf Children),
  6.1s, 2019                                           1,000                  942,000
 Massachusetts Health & Education Facilities
  Authority (Simmons College), AMBAC,
  6.05s, 2020                                          1,745                1,824,118
 Massachusetts Health & Education Facilities
  Authority (University of Massachusetts),
  FGIC, 5.75s, 2019                                    2,395                2,425,105
 Massachusetts Health & Education Facilities
  Authority (University of Massachusetts),
  FGIC, 5.85s, 2020                                    1,300                1,325,844
 Massachusetts Health & Education Facilities
  Authority (Wheaton College), 5.25s, 2019             1,000                  941,750
 Massachusetts Health & Educational Authority,
  University MA Project Series A, FGIC,
  5.625s, 2018                                         2,170                2,178,767
 Massachusetts Health & Educational Authority,
  Wheelock College Series B, MBIA, 5.5s, 2021          3,525                3,460,281
 Massachusetts Industrial Finance Agency,
  Education Dana Hall School Issue, 5.9s, 2027         1,330                1,254,908
 Massachusetts Industrial Finance Agency
  (Belmont Hill School), 5.625s, 2020                  1,150                1,120,940
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2004                1,000                  825,250

-------------------------------------------------------------------------------------
                                            Principal Amount
Issuer                                         (000 Omitted)                    Value
-------------------------------------------------------------------------------------
Universities - continued
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2005               $1,000             $    783,320
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2009                1,000                  632,350
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2010                1,000                  596,910
 Massachusetts Industrial Finance Agency
  (Brandeis University), MBIA, 0s, 2011                  500                  280,435
 Massachusetts Industrial Finance Agency
  (Concord Academy), 5.5s, 2027                        1,950                1,775,436
 Massachusetts Industrial Finance Agency
  (Groton School), 5s, 2018                            3,060                2,859,968
 Massachusetts Industrial Finance Agency
  (Lesley College), CONNIE LEE, 6.3s, 2025             2,000                2,076,140
 Massachusetts Industrial Finance Agency
  (Tabor Academy), 5.4s, 2018                            900                  824,949
 Massachusetts Industrial Finance Agency
  (Western New England College), AMBAC,
  5s, 2018                                             1,555                1,436,898
                                                                         ------------
                                                                         $ 46,889,441
-------------------------------------------------------------------------------------
Water and Sewer Utility Revenue - 4.7%
 Massachusetts Water Resources Authority,
  FGIC, 6s, 2021                                      $1,000             $  1,041,710
 Massachusetts Water Resources Authority,
  RITES, FGIC, 8.613s, 2019 ++++[dag]                  4,010                4,978,736
 Massachusetts Water Pollution Abatement,
  5.75s, 2017                                          1,000                1,020,490
 Massachusetts Water Resources Authority,
  AMBAC, 5.25s, 2015                                   1,500                1,490,265
 Massachusetts Water Resources Authority,
  MBIA, 5s, 2016                                       1,000                  947,300
 Massachusetts Water Resources Authority,
  MBIA, 5.25s, 2020                                    1,535                1,452,571
                                                                         ------------
                                                                         $ 10,931,072
-------------------------------------------------------------------------------------
Other - 0.5%
 Rail Connections, Inc., MA (Route 128 Parking
  Garage), 6s, 2012                                   $  500             $    507,410
 Rail Connections, Inc., MA (Route 128 Parking
  Garage), 6s, 2013                                      500                  503,425
 Rail Connections, Inc., MA (Route 128 Parking
  Garage), 6s, 2014                                      250                  249,740
                                                                         ------------
                                                                         $  1,260,575
-------------------------------------------------------------------------------------
Total Investments (Identified Cost, $224,817,162)                        $228,015,596

Other Assets, Less Liabilities - 1.5%                                       3,489,402
-------------------------------------------------------------------------------------
Net assets - 100.0%                                                      $231,504,998
-------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.
Portfolio Footnotes:
 ++++ Inverse floating rate security.
[dag] Restricted security.
  ### Security segregated as collateral for an open futures contract.


22 - MMA

Financial Statements

Statements of Assets and Liabilities (Unaudited)
------------------------------------------------------------------------------------------------------------------------------
                                                                                       Alabama        Arkansas      California
September 30, 2000                                                                        Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                  $83,936,207    $117,252,975    $252,828,120
  Unrealized appreciation                                                            1,499,924       3,919,500       9,766,298
                                                                                   -----------    ------------    ------------
    Total investments, at value                                                    $85,436,131    $121,172,475    $262,594,418
 Cash                                                                                   35,701          15,058         846,892
 Receivable for daily variation margin on open futures contracts                            --           3,937              --
 Receivable for investments sold                                                       344,300          12,174       1,212,981
 Receivable for fund shares sold                                                       192,408          26,388         173,171
 Interest receivable                                                                 1,477,643       1,782,179       3,223,413
 Other assets                                                                            1,093           1,834           3,606
                                                                                   -----------    ------------    ------------
    Total assets                                                                   $87,487,276    $123,014,045    $268,054,481
                                                                                   -----------    ------------    ------------
Liabilities:
 Distributions payable                                                             $   214,104    $    265,696    $    612,457
 Payable for investments purchased                                                     496,007              --       1,016,881
 Payable for fund shares reacquired                                                  1,666,146         174,967         551,545
 Payable for when-issued investments purchased                                              --       2,530,750
 Payable to affiliates -
  Management fee                                                                         1,662           2,305           5,103
  Shareholder servicing agent fee                                                          475             658           1,458
  Distribution and service fee                                                           1,634           4,375          25,129
  Administrative fee                                                                        83             115             255
 Accrued expenses and other liabilities                                                 57,903          61,839         104,958
                                                                                   -----------    ------------    ------------
    Total liabilities                                                              $ 2,438,014    $  3,040,705    $  2,317,786
                                                                                   -----------    ------------    ------------
Net assets                                                                         $85,049,262    $119,973,340    $265,736,695
                                                                                   -----------    ------------    ------------
Net assets consist of:
 Paid-in capital                                                                   $83,581,575    $122,503,131    $261,381,712
 Unrealized appreciation on investments                                              1,499,924       3,865,687       9,766,298
 Accumulated net realized loss on investments                                         (261,391)     (6,519,343)     (5,578,545)
 Accumulated undistributed net investment income                                       229,154         123,865         167,230
                                                                                   -----------    ------------    ------------
    Total                                                                          $85,049,262    $119,973,340    $265,736,695
                                                                                   -----------    ------------    ------------
Shares of beneficial interest outstanding:
 Class A                                                                             7,318,945      11,424,001      33,904,510
 Class B                                                                             1,075,870         947,115      10,976,207
 Class C                                                                                    --              --       2,390,003
                                                                                   -----------    ------------    ------------
    Total shares of beneficial interest outstanding                                  8,394,815      12,371,116      47,270,720
                                                                                   -----------    ------------    ------------
Net assets:
 Class A                                                                           $74,146,641    $110,779,980    $190,583,663
 Class B                                                                            10,902,621       9,193,360      61,693,696
 Class C                                                                                    --              --      13,459,336
                                                                                   -----------    ------------    ------------
    Total net assets                                                               $85,049,262    $119,973,340    $265,736,695
                                                                                   -----------    ------------    ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                 $10.13         $ 9.70           $5.62
                                                                                      ------         ------           -----
 Offering price per share (100 [divided by] 95.25 of net asset value per share)       $10.64         $10.18           $5.90
                                                                                      ------         ------           -----
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                 $10.13         $ 9.71           $5.62
                                                                                      ------         ------           -----
Class C shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                   --             --             $5.63
                                                                                      ------         ------           -----

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.


See notes to financial statements.

Statements of Assets and Liabilities (Unaudited) - continued
--------------------------------------------------------------------------------------------------------------
                                                                                       Florida         Georgia
September 30, 2000                                                                        Fund            Fund
--------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                 $ 78,150,721    $ 60,939,148
  Unrealized appreciation                                                            1,019,840       1,719,451
                                                                                  ------------    ------------
    Total investments, at value                                                   $ 79,170,561    $ 62,658,599
 Cash                                                                                   83,124          76,553
 Receivable for daily variation margin on open futures contracts                            --             469
 Receivable for investments sold                                                        60,000          65,405
 Receivable for fund shares sold                                                       124,593         210,648
 Interest receivable                                                                 1,614,109       1,047,941
 Other assets                                                                            1,282             947
                                                                                  ------------    ------------
    Total assets                                                                  $ 81,053,669    $ 64,060,562
                                                                                  ------------    ------------
Liabilities:
 Distributions payable                                                            $    219,877    $    126,269
 Payable for daily variation margin on open futures contracts                               --              --
 Payable for investments purchased                                                          --              --
 Payable for fund shares reacquired                                                    129,613          74,549
 Payable to affiliates -
  Management fee                                                                         1,550           1,224
  Shareholder servicing agent fee                                                          442             350
  Distribution and service fee                                                           1,416           1,534
  Administrative fee                                                                        77              61
 Accrued expenses and other liabilities                                                 64,398          64,586
                                                                                  ------------    ------------
    Total liabilities                                                             $    417,373    $    268,573
                                                                                  ------------    ------------
Net assets                                                                        $ 80,636,296    $ 63,791,989
                                                                                  ------------    ------------
Net assets consist of:
 Paid-in capital                                                                  $ 85,425,963    $ 63,383,033
 Unrealized appreciation on investments                                              1,019,840       1,713,044
 Accumulated net realized loss on investments                                       (5,845,346)     (1,269,680)
 Accumulated undistributed (distributions in excess of) net investment income           35,839         (34,408)
                                                                                  ------------    ------------
    Total                                                                         $ 80,636,296    $ 63,791,989
                                                                                  ------------    ------------
Shares of beneficial interest outstanding:
 Class A                                                                             6,429,077       4,594,547
 Class B                                                                             2,006,058       1,547,551
                                                                                  ------------    ------------
    Total shares of beneficial interest outstanding                                  8,435,135       6,142,098
                                                                                  ------------    ------------
Net assets:
 Class A                                                                          $ 61,463,116    $ 47,713,278
 Class B                                                                            19,173,180      16,078,711
                                                                                  ------------    ------------
    Total net assets                                                              $ 80,636,296    $ 63,791,989
                                                                                  ------------    ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                $ 9.56          $10.38
                                                                                     ------          ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)      $10.04          $10.90
                                                                                     ------          ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                $ 9.56          $10.39
                                                                                     ------          ------

--------------------------------------------------------------------------------------------------------------
                                                                                      Maryland   Massachusetts
September 30, 2000                                                                        Fund            Fund
--------------------------------------------------------------------------------------------------------------
Assets:
 Investments -
  Identified cost                                                                 $132,782,572    $224,817,162
  Unrealized appreciation                                                            4,288,112       3,198,434
                                                                                  ------------    ------------
    Total investments, at value                                                   $137,070,684    $228,015,596
 Cash                                                                                   98,395          49,692
 Receivable for daily variation margin on open futures contracts                            --              --
 Receivable for investments sold                                                       195,624       5,138,800
 Receivable for fund shares sold                                                        30,707          70,353
 Interest receivable                                                                 2,065,331       4,073,354
 Other assets                                                                            1,979           3,386
                                                                                  ------------    ------------
    Total assets                                                                  $139,462,720    $237,351,181
                                                                                  ------------    ------------
Liabilities:
 Distributions payable                                                            $    259,395    $    545,851
 Payable for daily variation margin on open futures contracts                               --           3,375
 Payable for investments purchased                                                          --       5,146,262
 Payable for fund shares reacquired                                                     53,531          56,315
 Payable to affiliates -
  Management fee                                                                         2,668           4,442
  Shareholder servicing agent fee                                                          762           1,269
  Distribution and service fee                                                           3,607           5,437
  Administrative fee                                                                       133             222
 Accrued expenses and other liabilities                                                 78,481          83,010
                                                                                  ------------    ------------
    Total liabilities                                                             $    398,577    $  5,846,183
                                                                                  ------------    ------------
Net assets                                                                        $139,064,143    $231,504,998
                                                                                  ------------    ------------
Net assets consist of:
 Paid-in capital                                                                  $138,874,142    $230,603,841
 Unrealized appreciation on investments                                              4,288,112       3,198,997
 Accumulated net realized loss on investments                                       (4,025,573)     (2,318,010)
 Accumulated undistributed (distributions in excess of) net investment income          (72,538)         20,170
                                                                                  ------------    ------------
    Total                                                                         $139,064,143    $231,504,998
                                                                                  ------------    ------------
Shares of beneficial interest outstanding:
 Class A                                                                            10,340,913      19,085,671
 Class B                                                                             2,414,891       2,617,648
                                                                                  ------------    ------------
    Total shares of beneficial interest outstanding                                 12,755,804      21,703,319
                                                                                  ------------    ------------
Net assets:
 Class A                                                                          $112,750,972    $203,564,039
 Class B                                                                            26,313,171      27,940,959
                                                                                  ------------    ------------
    Total net assets                                                              $139,064,143    $231,504,998
                                                                                  ------------    ------------
Class A shares:
 Net asset value per share
  (net assets [divided by] shares of beneficial interest outstanding)                $10.90          $10.67
                                                                                     ------          ------
 Offering price per share (100 [divided by] 95.25 of net asset value per share)      $11.45          $11.20
                                                                                     ------          ------
Class B shares:
 Net asset value and offering price per share
  (net assets [divided by] shares of beneficial interest outstanding)                $10.90          $10.67
                                                                                     ------          ------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

Statements of Operations (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                              Alabama         Arkansas         California
Six Months Ended September 30, 2000                              Fund             Fund               Fund
---------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                           $2,613,304       $3,541,552       $  7,646,473
                                                           ----------       ----------       ------------
 Expenses -
  Management fee                                           $  232,182       $  326,587       $    731,497
  Trustees' compensation                                        9,737           10,882             11,024
  Shareholder servicing agent fee                              42,305           59,503            133,063
  Distribution and service fee (Class A)                       92,267           54,901             96,497
  Distribution and service fee (Class B)                       53,974           40,565            266,856
  Distribution and service fee (Class C)                           --               --             62,684
  Administrative fee                                            7,403           10,413             23,286
  Custodian fee                                                16,737           23,767             48,621
  Printing                                                      2,672            6,629             12,768
  Postage                                                       1,336            2,096              3,108
  Auditing fees                                                15,717           14,800             14,852
  Legal fees                                                    1,257               --                 --
  Miscellaneous                                                15,970           26,445             33,769
                                                           ----------       ----------       ------------
    Total expenses                                         $  491,557       $  576,588       $  1,438,025
  Fees paid indirectly                                         (7,286)         (20,975)           (18,345)
  Reduction of expenses by investment adviser                 (84,117)        (118,327)          (397,818)
                                                           ----------       ----------       ------------
    Net expenses                                           $  400,154       $  437,286       $  1,021,862
                                                           ----------       ----------       ------------
     Net investment income                                 $2,213,150       $3,104,266       $  6,624,611
                                                           ----------       ----------       ------------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                  $   18,121       $  (83,592)      $ (1,344,857)
  Futures contracts                                           (10,953)         338,326             28,597
                                                           ----------       ----------       ------------
    Net realized gain (loss) on investments                $    7,168       $  254,734       $ (1,316,260)
                                                           ----------       ----------       ------------
 Change in unrealized appreciation (depreciation) -
  Investments                                              $1,153,994       $  962,642       $  6,502,037
  Futures contracts                                           (60,307)        (110,089)          (236,159)
                                                           ----------       ----------       ------------
    Net unrealized gain on investments                     $1,093,687       $  852,553       $  6,265,878
                                                           ----------       ----------       ------------
     Net realized and unrealized gain on investments       $1,100,855       $1,107,287       $  4,949,618
                                                           ----------       ----------       ------------
      Increase in net assets from operations               $3,314,005       $4,211,553       $ 11,574,229
                                                           ==========       ==========       ============

See notes to financial statements.

Statements of Operations (Unaudited) - continued
------------------------------------------------------------------------------------------------------------------------
                                                              Florida          Georgia         Maryland    Massachusetts
Six Months Ended September 30, 2000                              Fund             Fund             Fund             Fund
------------------------------------------------------------------------------------------------------------------------
Net investment income:
 Interest income                                           $2,419,836       $1,868,935       $4,158,776       $7,138,252
                                                           ----------       ----------       ----------       ----------
 Expenses -
  Management fee                                           $  223,829       $  173,333       $  384,411       $  637,285
  Trustees' compensation                                       11,073           10,854           11,040           11,079
  Shareholder servicing agent fee                              40,774           31,580           70,029          116,100
  Distribution and service fee (Class A)                           --           59,767          199,008          359,814
  Distribution and service fee (Class B)                       78,159           76,725          131,693          132,957
  Administrative fee                                            7,135            5,526           12,255           20,317
  Custodian fee                                                19,514           16,521           28,843           44,310
  Printing                                                      4,194            3,731           10,717            1,729
  Postage                                                       2,072            1,384            2,612            3,470
  Auditing fees                                                14,766           14,812           15,327           15,245
  Legal fees                                                    2,566               --              191            5,420
  Miscellaneous                                                12,920           13,849           33,369           29,667
                                                           ----------       ----------       ----------       ----------
    Total expenses                                         $  417,002       $  408,082       $  899,495       $1,377,393
  Fees paid indirectly                                         (6,279)          (7,187)         (21,443)         (13,339)
  Reduction of expenses by investment adviser                 (81,123)         (62,804)        (139,310)        (230,937)
                                                           ----------       ----------       ----------       ----------
    Net expenses                                           $  329,600       $  338,091       $  738,742       $1,133,117
                                                           ----------       ----------       ----------       ----------
     Net investment income                                 $2,090,236       $1,530,844       $3,420,034       $6,005,135
                                                           ----------       ----------       ----------       ----------
Realized and unrealized gain (loss) on investments:
 Realized gain (loss) (identified cost basis) -
  Investment transactions                                  $  124,963       $ (167,057)      $ (143,690)      $  312,687
  Futures contracts                                            31,947           22,133         (110,757)         108,379
                                                           ----------       ----------       ----------       ----------
    Net realized gain (loss) on investments                $  156,910       $ (144,924)      $ (254,447)      $  421,066
                                                           ----------       ----------       ----------       ----------
 Change in unrealized appreciation (depreciation) -
  Investments                                              $  632,541       $  911,989       $1,485,112       $1,319,935
  Futures contracts                                           (38,123)          (6,407)        (151,594)        (105,254)
                                                           ----------       ----------       ----------       ----------
    Net unrealized gain on investments                     $  594,418       $  905,582       $1,333,518       $1,214,681
                                                           ----------       ----------       ----------       ----------
     Net realized and unrealized gain on investments       $  751,328       $  760,658       $1,079,071       $1,635,747
                                                           ----------       ----------       ----------       ----------
      Increase in net assets from operations               $2,841,564       $2,291,502       $4,499,105       $7,640,882
                                                           ----------       ----------       ----------       ----------

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited)
---------------------------------------------------------------------------------------------------------
                                                            Alabama           Arkansas         California
Six Months Ended September 30, 2000                            Fund               Fund               Fund
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                 $  2,213,150       $  3,104,266      $   6,624,611
 Net realized gain (loss) on investments                      7,168            254,734         (1,316,260)
 Net unrealized gain on investments                       1,093,687            852,553          6,265,878
                                                       ------------       ------------      -------------
  Increase in net assets
   from operations                                     $  3,314,005       $  4,211,553      $  11,574,229
                                                       ------------       ------------      -------------
Distributions declared to shareholders -
 From net investment income (Class A)                  $ (1,976,438)      $ (2,859,270)     $  (5,023,608)
 From net investment income (Class B)                      (248,647)          (203,784)        (1,338,513)
 From net investment income (Class C)                            --                 --           (267,734)
                                                       ------------       ------------      -------------
  Total distributions declared to shareholders         $ (2,225,085)      $ (3,063,054)     $  (6,629,855)
                                                       ------------       ------------      -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                      $  4,856,054       $ 10,143,977      $  31,816,170
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                          959,088          1,455,465          3,200,612
 Cost of shares reacquired                               (5,516,702)        (9,112,679)       (41,901,481)
                                                       ------------       ------------      -------------
  Net increase (decrease) in net assets from
   fund share transactions                             $    298,440       $  2,486,763      $  (6,884,699)
                                                       ------------       ------------      -------------
    Total increase (decrease) in net assets            $  1,387,360       $  3,635,262      $  (1,940,325)
Net assets:
 At beginning of period                                  83,661,902        116,338,078        267,677,020
                                                       ------------       ------------      -------------
 At end of period                                      $ 85,049,262       $119,973,340      $ 265,736,695
                                                       ============       ============      =============
Accumulated undistributed net investment income
  included in net assets at end of period              $    229,154       $    123,865      $     167,230
                                                       ============       ============      =============

See notes to financial statements.

Statements of Changes in Net Assets (Unaudited) - continued
-------------------------------------------------------------------------------
                                                                        Florida
Six Months Ended September 30, 2000                                        Fund
-------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                            $   2,090,236
 Net realized gain (loss) on investments                                156,910
 Net unrealized gain on investments                                     594,418
                                                                  -------------
  Increase in net assets
   from operations                                                $   2,841,564
                                                                  -------------
Distributions declared to shareholders -
 From net investment income (Class A)                             $  (1,652,630)
 From net investment income (Class B)                                  (441,192)
                                                                  -------------
  Total distributions declared to shareholders                    $  (2,093,822)
                                                                  -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                 $   5,072,607
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                      736,078
 Cost of shares reacquired                                          (10,026,872)
                                                                  -------------
  Net increase (decrease) in net assets from
   fund share transactions                                        $  (4,218,187)
                                                                  -------------
    Total increase (decrease) in net assets                       $  (3,470,445)
Net assets:
 At beginning of period                                              84,106,741
                                                                  -------------
 At end of period                                                 $  80,636,296
                                                                  =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period    $      35,839
                                                                  =============

------------------------------------------------------------------------------------------------------------------
                                                                        Georgia         Maryland     Massachusetts
Six Months Ended September 30, 2000                                        Fund             Fund              Fund
------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $  1,530,844     $  3,420,034     $   6,005,135
 Net realized gain (loss) on investments                               (144,924)        (254,447)          421,066
 Net unrealized gain on investments                                     905,582        1,333,518         1,214,681
                                                                   ------------     ------------     -------------
  Increase in net assets
   from operations                                                 $  2,291,502     $  4,499,105     $   7,640,882
                                                                   ------------     ------------     -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $ (1,202,798)    $ (2,814,873)    $  (5,516,018)
 From net investment income (Class B)                                  (327,749)        (566,396)         (625,570)
                                                                   ------------     ------------     -------------
  Total distributions declared to shareholders                     $ (1,530,547)    $ (3,381,269)    $  (6,141,588)
                                                                   ------------     ------------     -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $  3,349,399     $  3,939,345     $   7,212,062
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                      766,968        1,794,440         2,782,279
 Cost of shares reacquired                                           (3,916,535)      (9,589,745)      (12,959,487)
                                                                   ------------     ------------     -------------
  Net increase (decrease) in net assets from
   fund share transactions                                         $    199,832     $ (3,855,960)    $  (2,965,146)
                                                                   ------------     ------------     -------------
    Total increase (decrease) in net assets                        $    960,787     $ (2,738,124)    $  (1,465,852)
Net assets:
 At beginning of period                                              62,831,202      141,802,267       232,970,850
                                                                   ------------     ------------     -------------
 At end of period                                                  $ 63,791,989     $139,064,143     $ 231,504,998
                                                                   ============     ============     =============
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $    (34,408)    $    (72,538)    $      20,170
                                                                   ============     ============     =============

See notes to financial statements.

Statements of Changes in Net Assets - continued
-----------------------------------------------------------------------------------------------------------------
                                                                    Alabama           Arkansas         California
Year Ended March 31, 2000                                              Fund               Fund               Fund
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                        $   4,389,130      $   6,384,894      $  14,136,039
 Net realized gain (loss) on investments                           (261,297)           100,225          1,627,215
 Net unrealized loss on investments                              (5,094,879)        (7,203,019)       (21,542,783)
                                                              -------------      -------------      -------------
  Decrease in net assets
   from operations                                            $    (967,046)     $    (717,900)     $  (5,779,529)
                                                              -------------      -------------      -------------
Distributions declared to shareholders -
 From net investment income (Class A)                         $  (3,861,217)     $  (5,925,715)     $ (10,614,498)
 From net investment income (Class B)                              (528,444)          (415,186)        (2,636,701)
 From net investment income (Class C)                                    --                 --           (432,554)
 From net realized gain on investments (Class A)                   (848,799)                --                 --
 From net realized gain on investments (Class B)                   (138,597)                --                 --
 In excess of net realized gain on investments (Class A)               (398)                --                 --
 In excess of net realized gain on investments (Class B)                (65)                --                 --
                                                              -------------      -------------      -------------
  Total distributions declared to shareholders                $  (5,377,520)     $  (6,340,901)     $ (13,683,753)
                                                              -------------      -------------      -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                             $  14,043,917      $   6,862,514      $  46,552,236
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                2,544,352          2,916,772          6,199,778
 Cost of shares reacquired                                      (11,884,985)       (21,635,217)       (64,150,223)
                                                              -------------      -------------      -------------
  Net increase (decrease) in net assets from
   fund share transactions                                    $   4,703,284      $ (11,855,931)     $ (11,398,209)
                                                              -------------      -------------      -------------
    Total decrease in net assets                              $  (1,641,282)     $ (18,914,732)     $ (30,861,491)
Net assets:
 At beginning of period                                          85,303,184        135,252,810        298,538,511
                                                              -------------      -------------      -------------
 At end of period                                             $  83,661,902      $ 116,338,078      $ 267,677,020
                                                              =============      =============      =============
Accumulated undistributed net investment income
  included in net assets at end of period                     $     241,089      $      82,653      $     172,474
                                                              =============      =============      =============

See notes to financial statements.

Statements of Changes in Net Assets - continued
-------------------------------------------------------------------------------------------------
                                                                         Florida          Georgia
Year Ended March 31, 2000                                                   Fund             Fund
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $   4,601,157    $   3,221,640
 Net realized gain (loss) on investments                                 946,715         (346,236)
 Net unrealized loss on investments                                   (7,375,978)      (4,061,579)
                                                                   -------------    -------------
  Decrease in net assets
   from operations                                                 $  (1,828,106)   $  (1,186,175)
                                                                   -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $  (3,669,012)   $  (2,583,113)
 From net investment income (Class B)                                   (941,229)        (631,737)
                                                                   -------------    -------------
  Total distributions declared to shareholders                     $  (4,610,241)   $  (3,214,850)
                                                                   -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $  25,972,017    $   6,953,821
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     1,688,936        1,626,287
 Cost of shares reacquired                                           (35,556,134)     (12,825,000)
                                                                   -------------    -------------
  Net decrease in net assets from
   fund share transactions                                         $  (7,895,181)   $  (4,244,892)
                                                                   -------------    -------------
    Total decrease in net assets                                   $ (14,333,528)   $  (8,645,917)
Net assets:
 At beginning of period                                               98,440,269       71,477,119
                                                                   -------------    -------------
 At end of period                                                  $  84,106,741    $  62,831,202
                                                                   -------------    -------------
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $      39,425    $     (34,705)
                                                                   -------------    -------------

-------------------------------------------------------------------------------------------------
                                                                        Maryland    Massachusetts
Year Ended March 31, 2000                                                   Fund             Fund
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
 Net investment income                                             $   7,107,274    $  13,017,749
 Net realized gain (loss) on investments                                (185,379)       1,131,509
 Net unrealized loss on investments                                   (9,364,960)     (19,039,139)
                                                                   -------------    -------------
  Decrease in net assets
   from operations                                                 $  (2,443,065)   $  (4,889,881)
                                                                   -------------    -------------
Distributions declared to shareholders -
 From net investment income (Class A)                              $  (5,853,013)   $ (11,660,828)
 From net investment income (Class B)                                 (1,176,743)      (1,191,178)
                                                                   -------------    -------------
  Total distributions declared to shareholders                     $  (7,029,756)   $ (12,852,006)
                                                                   -------------    -------------
Fund share (principal) transactions -
 Net proceeds from sale of shares                                  $  11,535,855    $  22,121,042
 Net asset value of shares issued to shareholders
  in reinvestment of distributions                                     3,762,280        5,945,668
 Cost of shares reacquired                                           (24,186,241)     (42,949,525)
                                                                   -------------    -------------
  Net decrease in net assets from
   fund share transactions                                         $  (8,888,106)   $ (14,882,815)
                                                                   -------------    -------------
    Total decrease in net assets                                   $ (18,360,927)   $ (32,624,702)
Net assets:
 At beginning of period                                              160,163,194      265,595,552
                                                                   -------------    -------------
 At end of period                                                  $ 141,802,267    $ 232,970,850
                                                                   -------------    -------------
Accumulated undistributed (distributions in excess of)
 net investment income included in net assets at end of period     $    (111,303)   $     156,623
                                                                   -------------    -------------

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------
                                                                    Alabama Fund
--------------------------------------------------------------------------------
                                                                      Six Months
                                                                           Ended
                                                                   September 30,
                                                                            2000
                                                                 ---------------
                                                                     (Unaudited)
--------------------------------------------------------------------------------
                                                                         Class A
--------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                                     $10.00
                                                                          ------
Income from investment operations# -
 Net investment income[sec]                                               $ 0.27
 Net realized and unrealized gain (loss) on
  investments                                                               0.13
                                                                          ------
  Total from investment operations                                        $ 0.40
                                                                          ------
Less distributions declared to shareholders -
 From net investment income                                               $(0.27)
 From net realized gain on investments                                      --
 In excess of net realized gain on investments                              --
                                                                          ------
  Total distributions declared to shareholders                            $(0.27)
                                                                          ------
Net asset value - end of period                                           $10.13
                                                                          ------
Total return++                                                              4.06%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                                 0.87%[dag]
 Net investment income                                                      5.34%[dag]
Portfolio turnover                                                             7%
Net assets at end of period (000 omitted)                                $74,147

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

       Net investment income                                              $  0.26
       Ratios (to average net assets):
       Expenses##                                                           1.07%[dag]
       Net investment income                                                5.14%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
[3 dags] Per share amount was less than $0.01.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge.
         If the charge had been included, the results would have been lower.

---------------------------------------------------------------------------------------------------------------------
                                                                              Year Ended March 31,
                                                        -------------------------------------------------------------
                                                            2000             1999        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $10.76           $10.80      $10.48      $10.52      $10.34
                                                          ------           ------      ------      ------      ------
Income from investment operations# -
 Net investment income[sec]                               $ 0.54           $ 0.54      $ 0.55      $ 0.56      $ 0.55
 Net realized and unrealized gain (loss) on
  investments                                              (0.64)           (0.01)       0.45        0.04        0.18
                                                          ------           ------      ------      ------      ------
  Total from investment operations                        $(0.10)          $ 0.53      $ 1.00      $ 0.60      $ 0.73
                                                          ------           ------      ------      ------      ------
Less distributions declared to shareholders -
 From net investment income                               $(0.54)          $(0.54)     $(0.55)     $(0.55)     $(0.55)
 From net realized gain on investments                     (0.12)           (0.03)      (0.13)      (0.09)        --
 In excess of net realized gain on investments             (0.00)[3 dags]      --          --          --          --
                                                          ------           ------      ------      ------      ------
  Total distributions declared to shareholders            $(0.66)          $(0.57)     $(0.68)     $(0.64)     $(0.55)
                                                          ------           ------      ------      ------      ------
Net asset value - end of period                           $10.00           $10.76      $10.80      $10.48      $10.52
                                                          ------           ------      ------      ------      ------
Total return++                                             (0.82)%           5.03%       9.72%       5.82%       7.13%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.89%            0.95%       1.04%       1.10%       1.14%
 Net investment income                                      5.28%            5.04%       5.12%       5.28%       5.18%
Portfolio turnover                                            44%              23%         21%         22%         37%
Net assets at end of period (000 omitted)                $72,736          $73,851     $75,538     $76,928     $82,484

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated.
     If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $ 0.52           $ 0.53      $ 0.54         --       $ 0.54
   Ratios (to average net assets):
    Expenses##                                              1.07%            1.07%       1.11%        --         1.24%
    Net investment income                                   5.10%            4.92%       5.05%        --         5.08%

   [dag] Annualized.
[2 dags] Not annualized.
[3 dags] Per share amount was less than $0.01.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect reductions from certain expense offset arrangements.
      ++ Total returns for Class A shares do not include the applicable sales charge.
If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights

----------------------------------------------------------------------
                                                          Alabama Fund
----------------------------------------------------------------------
                                                            Six Months
                                                                 Ended
                                                         September 30,
                                                                  2000
                                                        --------------
                                                           (Unaudited)
----------------------------------------------------------------------
                                                               Class B
----------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                           $10.00
                                                                ------
Income from investment operations# -
 Net investment income[sec]                                     $ 0.23
 Net realized and unrealized gain (loss) on
  investments                                                     0.13
                                                                ------
  Total from investment operations                              $ 0.36
                                                                ------
Less distributions declared to shareholders -
 From net investment income                                     $(0.23)
 From net realized gain on investments                            --
 In excess of net realized gain on investments                    --
                                                                ------
  Total distributions declared to shareholders                  $(0.23)
                                                                ------
Net asset value - end of period                                $ 10.13
                                                                ------
Total return++                                                    3.67%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                       1.62%[dag]
 Net investment income                                            4.59%[dag]
Portfolio turnover                                                   7%
Net assets at end of period (000 omitted)                      $10,903
 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment
 income per share and the ratios would have been:
   Net investment income                                        $ 0.22
   Ratios (to average net assets):
    Expenses##                                                    1.82%[dag]
    Net investment income                                         4.39%[dag]

   [dag] Annualized.
[2 dags] Not annualized.
[3 dags] Per share amount was less than $0.01.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

                                                                             Year Ended March 31,
                                                        ------------------------------------------------------------
                                                            2000             1999        1998       1997        1996
--------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $10.76           $10.80      $10.48     $10.52      $10.34
                                                          ------           ------      ------     ------      ------
Income from investment operations# -
 Net investment income[sec]                               $ 0.46           $ 0.46      $ 0.47     $ 0.47      $ 0.46
 Net realized and unrealized gain (loss) on
  investments                                              (0.64)           (0.01)       0.45       0.04        0.18
                                                          ------           ------      ------     ------      ------
  Total from investment operations                        $(0.18)          $ 0.45      $ 0.92     $ 0.51      $ 0.64
                                                          ------           ------      ------     ------      ------
Less distributions declared to shareholders -
 From net investment income                               $(0.46)          $(0.46)     $(0.47)    $(0.47)     $(0.46)
 From net realized gain on investments                     (0.12)           (0.03)      (0.13)     (0.08)        --
 In excess of net realized gain on investments             (0.00)[3 dags]     --          --         --          --
                                                          ------           ------      ------     ------      ------
  Total distributions declared to shareholders            $(0.58)          $(0.49)     $(0.60)    $(0.55)     $(0.46)
                                                          ------           ------      ------     ------      ------
Net asset value - end of period                           $10.00           $10.76      $10.80     $10.48      $10.52
                                                          ------           ------      ------     ------      ------
Total return++                                             (1.56)%           4.25%       8.91%      4.98%       6.25%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.64%            1.69%       1.79%      1.90%       1.96%
 Net investment income                                      4.53%            4.29%       4.36%      4.48%       4.34%
Portfolio turnover                                            44%              23%         21%        22%         37%
Net assets at end of period (000 omitted)                $10,926          $11,452      $8,074     $7,281      $6,139

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated.
     If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

        Net investment income                             $ 0.44          $  0.45      $ 0.46        --          --
        Ratios (to average net assets):
        Expenses##                                          1.82%            1.81%       1.86%       --          --
        Net investment income                               4.35%            4.17%       4.29%       --          --

   [dag] Annualized.
[2 dags] Not annualized.
[3 dags] Per share amount was less than $0.01.
       # Per share data are based on average shares outstanding.
      ## Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights

------------------------------------------------------------------
                                                     Arkansas Fund
------------------------------------------------------------------
                                                        Six Months
                                                             Ended
                                                     September 30,
                                                              2000
                                                    --------------
                                                       (Unaudited)
------------------------------------------------------------------
                                                           Class A
------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each year):
Net asset value - beginning of year                         $ 9.61
                                                            ------
Income from investment operations# -
 Net investment income[sec]                                 $ 0.25
 Net realized and unrealized gain (loss) on
  investments                                                 0.09
                                                            ------
  Total from investment operations                          $ 0.34
                                                            ------
Less distributions declared to shareholders -
 From net investment income                                 $(0.25)
 In excess of net investment income                            --
                                                            ------
  Total distributions declared to shareholders              $(0.25)
                                                            ------
Net asset value - end of year                               $ 9.70
                                                            ------
Total return++                                                3.61%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.71%[dag]
 Net investment income                                        5.29%[dag]
Portfolio turnover                                               6%
Net assets at end of year (000 omitted)                   $110,780

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $ 0.24
   Ratios (to average net assets):
    Expenses##                                                0.91%[dag]
    Net investment income                                     5.09%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

                                                                               Year Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                             2000        1999           1998             1997         1996
--------------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each year):
Net asset value - beginning of year                        $10.14      $10.18         $ 9.72           $ 9.75       $ 9.66
                                                           ------      ------         ------           ------       ------
Income from investment operations# -
 Net investment income[sec]                                $ 0.50      $ 0.50         $ 0.50           $ 0.50       $ 0.50
 Net realized and unrealized gain (loss) on
  investments                                              (0.53)       (0.04)          0.46            (0.03)        0.09
                                                           ------      ------         ------           ------       ------
  Total from investment operations                         $(0.03)     $ 0.46         $ 0.96           $ 0.47       $ 0.59
                                                           ------      ------         ------           ------       ------
Less distributions declared to shareholders -
 From net investment income                                $(0.50)     $(0.50)        $(0.50)          $(0.50)      $(0.50)
 In excess of net investment income                           --          --           (0.00)[3 dags]    --           --
                                                           ------      ------         ------           ------       ------
  Total distributions declared to shareholders             $(0.50)     $(0.50)        $(0.50)          $(0.50)    $  (0.50)
                                                           ------      ------         ------           ------       ------
Net asset value - end of year                              $ 9.61      $10.14         $10.18           $ 9.72      $  9.75
                                                           ------      ------         ------           ------       ------
Total return++                                              (0.24)%      4.60%         10.06%            4.87%        6.19%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.72%       0.77%          0.85%            0.92%        0.93%
 Net investment income                                       5.14%       4.92%          4.97%            5.14%        5.10%
Portfolio turnover                                             28%         12%            15%               9%           6%
Net assets at end of year (000 omitted)                  $107,111    $124,644       $134,072         $144,263     $172,907

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                   $ 0.48      $ 0.49         $ 0.49            --           --
   Ratios (to average net assets):
    Expenses##                                               0.90%       0.89%          0.92%           --           --
    Net investment income                                    4.96%       4.80%          4.90%           --           --

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights

--------------------------------------------------------------
                                                 Arkansas Fund
--------------------------------------------------------------
                                                    Six Months
                                                         Ended
                                                 September 30,
                                                          2000
                                                --------------
                                                   (Unaudited)
--------------------------------------------------------------
                                                       Class B
--------------------------------------------------------------
Per share data
 (for a share outstanding throughout each year):
Net asset value - beginning of year                     $ 9.62
                                                        ------
Income from investment operations# -
 Net investment income[sec]                             $ 0.22
 Net realized and unrealized gain (loss) on
  investments                                             0.08
                                                        -------
  Total from investment operations                      $ 0.30
                                                        -------
Less distributions declared to shareholders -
 From net investment income                             $(0.21)
 In excess of net investment income                        --
                                                        -------
  Total distributions declared to shareholders          $(0.21)
                                                        -------
Net asset value - end of year                           $ 9.71
                                                        -------
Total return                                              3.20%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                               1.49%[dag]
 Net investment income                                    4.51%[dag]
Portfolio turnover                                           6%
Net assets at end of year (000 omitted)                 $9,193

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $ 0.21
   Ratios (to average net assets):
    Expenses##                                            1.69%[dag]
    Net investment income                                 4.31%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect reductions from certain expense arrangements.

---------------------------------------------------------------------------------------------------------------
                                                                            Year Ended March 31,
                                                        -----------------------------------------------------------
                                                           2000         1999       1998             1997       1996
-------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each year):
Net asset value - beginning of year                      $10.14       $10.18     $ 9.72           $ 9.75     $ 9.65
                                                         ------       ------     ------           ------     ------
Income from investment operations# -
 Net investment income[sec]                              $ 0.42       $ 0.43     $ 0.42           $ 0.42     $ 0.42
 Net realized and unrealized gain (loss) on
  investments                                             (0.53)       (0.04)      0.46            (0.03)      0.10
                                                         ------       ------     ------           ------     ------
  Total from investment operations                       $(0.11)      $ 0.39     $ 0.88           $ 0.39     $ 0.52
                                                         ------       ------     ------           ------     ------
Less distributions declared to shareholders -
 From net investment income                              $(0.41)      $(0.43)    $(0.42)          $(0.42)    $(0.42)
 In excess of net investment income                        --            --       (0.00)[3 dags]     --         --
                                                         ------       ------     ------           ------     ------
  Total distributions declared to shareholders           $(0.41)      $(0.43)    $(0.42)          $(0.42)    $(0.42)
                                                         ------       ------     ------           ------     ------
Net asset value - end of year                            $ 9.62       $10.14     $10.18           $ 9.72     $ 9.75
                                                         ------       ------     ------           ------     ------
Total return                                              (1.02)%       3.91%      9.18%            4.05%      5.43%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.62%        1.43%      1.65%            1.71%      1.76%
 Net investment income                                     4.33%        4.26%      4.15%            4.34%      4.27%
Portfolio turnover                                           28%          12%        15%               9%         6%
Net assets at end of year (000 omitted)                  $9,227      $10,609     $7,370           $7,548     $7,950

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $ 0.40       $ 0.42     $ 0.41          --         --
   Ratios (to average net assets):
    Expenses##                                             1.80%        1.55%      1.72%         --         --
    Net investment income                                  4.15%        4.14%      4.08%         --         --

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect reductions from certain expense arrangements.

See notes to financial statements.

Financial Highlights
--------------------------------------------------------------------
                                                     California Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                2000
                                                     ---------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class A
--------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  5.52
                                                             -------
Income from investment operations# -
 Net investment income[sec]                                  $  0.14
 Net realized and unrealized gain (loss) on
  investments                                                   0.10
                                                             -------
  Total from investment operations                           $  0.24
                                                             -------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.14)
 In excess of net investment income                               --
                                                             -------
  Total distributions declared to shareholders               $ (0.14)
                                                             -------
Net asset value - end of period                              $  5.62
                                                             -------
Total return++                                                  4.50%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     0.56%[dag]
 Net investment income                                          5.19%[dag]
Portfolio turnover                                                 6%
Net assets at end of period (000 omitted)                   $190,584

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                    $   0.13
   Ratios (to average net assets):
    Expenses##                                                  0.86%[dag]
    Net investment income                                       4.89%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

----------------------------------------------------------------------------------------------------------------------------
                                                                                  Year Ended March 31,
                                                        --------------------------------------------------------------------
                                                             2000         1999          1998         1997           1996
----------------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $  5.89     $   5.80       $  5.47      $  5.52         $  5.41
                                                          -------     --------       -------      -------         -------
Income from investment operations# -
 Net investment income[sec]                               $  0.29     $   0.29       $  0.29      $  0.30         $  0.30
 Net realized and unrealized gain (loss) on
  investments                                               (0.38)        0.09          0.33        (0.05)           0.11
                                                          -------     --------       -------      -------        --------
  Total from investment operations                        $ (0.09)    $   0.38       $  0.62      $  0.25         $  0.41
                                                          -------     --------       -------      -------        --------
Less distributions declared to shareholders -
 From net investment income                               $ (0.28)    $  (0.29)      $ (0.29)     $ (0.30)        $ (0.30)
 In excess of net investment income                            --        (0.00)[3 dags]   --           --           (0.00)[3 dags]
                                                          -------     --------       -------      -------        --------
  Total distributions declared to shareholders            $ (0.28)    $  (0.29)      $ (0.29)     $ (0.30)        $ (0.30)
                                                          -------     --------       -------      -------        --------
Net asset value - end of period                           $  5.52     $   5.89       $  5.80      $  5.47         $  5.52
                                                          -------     --------       -------      -------        --------
Total return++                                              (1.41)%       6.59%        11.51%        4.55%           7.86%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.51%        0.60%         0.64%        0.66%           0.66%
 Net investment income                                       5.21%        4.82%         5.07%        5.36%           5.48%
Portfolio turnover                                             40%          26%           49%          78%             69%
Net assets at end of period (000 omitted)                $196,828     $226,903      $222,421     $232,612        $259,817

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.27     $   0.27       $  0.28      $  0.29       $    0.29
   Ratios (to average net assets):
    Expenses##                                               0.86%        0.77%          0.79%       0.81%           0.81%
    Net investment income                                    4.86%        4.65%          4.92%       5.21%           5.33%

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights

--------------------------------------------------------------------
                                                     California Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                2000
--------------------------------------------------------------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class B
--------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                      $    5.52
                                                           ---------
Income from investment operations# -
 Net investment income[sec]                                $    0.12
 Net realized and unrealized gain (loss) on
  investments                                                   0.10
                                                           ---------
  Total from investment operations                         $    0.22
                                                           ---------
Less distributions declared to shareholders -
 From net investment income                                $   (0.12)
 In excess of net investment income                               --
                                                           ---------
  Total distributions declared to shareholders             $   (0.12)
                                                           ---------
Net asset value - end of period                            $    5.62
                                                           ---------
Total return                                                    4.10%[2 dags]
 Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.34%[dag]
 Net investment income                                          4.40%[dag]
Portfolio turnover                                                 6%
Net assets at end of period (000 omitted)                  $  61,694

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                   $    0.11
   Ratios (to average net assets):
    Expenses##                                                  1.64%[dag]
    Net investment income                                       4.10%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

                                                                                Year Ended March 31,
--------------------------------------------------------------------------------------------------------------------------
                                                         2000           1999             1998        1997          1996
--------------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                 $  5.89        $  5.80           $ 5.47      $ 5.52       $   5.41
                                                      -------        -------           ------      ------       --------
Income from investment operations# -
 Net investment income[sec]                           $  0.25        $  0.24           $ 0.24      $ 0.25       $   0.26
 Net realized and unrealized gain (loss) on
  investments                                           (0.38)          0.09             0.33       (0.05)          0.11
                                                      -------        -------           ------      -------      --------
  Total from investment operations                    $ (0.13)       $  0.33           $ 0.57      $ 0.20       $   0.37
                                                      -------        -------           ------      -------      --------
Less distributions declared to shareholders -
 From net investment income                           $ (0.24)       $ (0.24)          $(0.24)     $(0.25)      $  (0.26)
 In excess of net investment income                        --          (0.00)[3 dags]    --          --            (0.00)[3 dags]
                                                      -------        -------           -------     -------      --------
  Total distributions declared to shareholders        $ (0.24)       $ (0.24)          $(0.24)     $(0.25)      $  (0.26)
                                                      -------        -------           -------     -------      --------
Net asset value - end of period                       $  5.52        $  5.89           $ 5.80      $ 5.47       $   5.52
                                                      -------        -------           -------     -------      --------
Total return                                            (2.21)%         5.74%           10.62%       3.64%          6.93%
Ratios (to average net assets)
/Supplemental data[sec]:
 Expenses##                                              1.31%          1.39%            1.44%       1.54%          1.54%
 Net investment income                                   4.38%          4.02%            4.26%       4.48%          4.59%
Portfolio turnover                                         40%            26%              49%         78%            69%
Net assets at end of period (000 omitted)             $60,367        $61,458          $43,790     $36,694       $ 34,675

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                              $  0.23        $  0.22           $ 0.23      $ 0.24       $   0.24
   Ratios (to average net assets):
    Expenses##                                           1.66%          1.56%            1.59%       1.69%          1.91%
    Net investment income                                4.03%          3.85%            4.11%       4.33%          4.57%

  [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights

--------------------------------------------------------------------
                                                     California Fund
--------------------------------------------------------------------
                                                          Six Months
                                                               Ended
                                                       September 30,
                                                                2000
                                                      --------------
                                                         (Unaudited)
--------------------------------------------------------------------
                                                             Class C
--------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                        $  5.53
                                                             -------
Income from investment operations# -
 Net investment income[sec]                                  $  0.12
 Net realized and unrealized gain (loss) on
  investments                                                   0.10
                                                             -------
  Total from investment operations                           $  0.22
                                                             -------
Less distributions declared to shareholders -
 From net investment income                                  $ (0.12)
 In excess of net realized gain on investments                   --
                                                             -------
  Total distributions declared to shareholders               $ (0.12)
                                                             -------
Net asset value - end of period                              $  5.63
                                                             -------
Total return                                                    4.03%[2 dags]
 Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                     1.46%[dag]
 Net investment income                                          4.29%[dag]
Portfolio turnover                                                 6%
Net assets at end of period (000 omitted)                    $13,459

 [sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                     $  0.11
   Ratios (to average net assets):
    Expenses##                                                  1.76%[dag]
    Net investment income                                       3.99%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

----------------------------------------------------------------------------------------------------------------
                                                                          Year Ended March 31,
                                                    ------------------------------------------------------------
                                                      2000            1999         1998        1997         1996
----------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period               $ 5.90          $ 5.81       $ 5.48      $ 5.53       $ 5.42
                                                    ------          ------       ------      ------       ------
Income from investment operations# -
 Net investment income[sec]                         $ 0.24          $ 0.23       $ 0.23      $ 0.24       $ 0.25
 Net realized and unrealized gain (loss) on
  investments                                        (0.38)           0.09         0.33       (0.05)        0.11
                                                    ------          ------       ------      ------       ------
  Total from investment operations                  $(0.14)         $ 0.32       $ 0.56      $ 0.19       $ 0.36
                                                    ------          ------       ------      ------       ------
Less distributions declared to shareholders -
 From net investment income                         $(0.23)         $(0.23)      $(0.23)     $(0.24)      $(0.25)
 In excess of net realized gain on investments         --            (0.00)[3 dags]  --          --        (0.00)[3 dags]
                                                    ------          ------       ------      ------       ------
  Total distributions declared to shareholders      $(0.23)         $(0.23)      $(0.23)     $(0.24)      $(0.25)
                                                    ------          ------       ------      ------       ------
Net asset value - end of period                     $ 5.53          $ 5.90       $ 5.81      $ 5.48       $ 5.53
                                                    ------          ------       ------      ------       ------
Total return                                         (2.29)%          5.54%       10.39%       3.51%        6.77%
Ratios (to average net assets)/
Supplemental data[sec]:
 Expenses##                                           1.41%           1.56%        1.64%       1.66%        1.67%
 Net investment income                                4.32%           3.84%        4.08%       4.37%        4.47%
Portfolio turnover                                      40%             26%          49%         78%          69%
Net assets at end of period (000 omitted)          $10,482         $10,178       $4,396      $3,856       $4,353

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                           $  0.22       $    0.21       $ 0.22      $ 0.23       $ 0.24
   Ratios (to average net assets):
    Expenses##                                        1.76%           1.74%        1.79%       1.81%        1.82%
    Net investment income                             3.97%           3.66%        3.93%       4.22%        4.32%

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

---------------------------------------------------------------
                                                   Florida Fund
---------------------------------------------------------------
                                                     Six Months
                                                          Ended
                                                  September 30,
                                                           2000
                                               ----------------
                                                    (Unaudited)
---------------------------------------------------------------
                                                        Class A
---------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 9.47
                                                         ------
Income from investment operations# -
 Net investment income[sec]                              $ 0.25
 Net realized and unrealized gain (loss) on
  investments                                              0.09
                                                         ------
  Total from investment operations                       $ 0.34
                                                         ------
Less distributions declared to shareholders -
 From net investment income                              $(0.25)
 In excess of net investment income                         --
                                                         ------
  Total distributions declared to shareholders           $(0.25)
                                                         ------
Net asset value - end of period                          $ 9.56
                                                         ------
Total return++                                             3.68%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                0.64%[dag]
 Net investment income                                     5.33%[dag]
Portfolio turnover                                           10%
Net assets at end of period (000 Omitted)               $61,463

 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.24
   Ratios (to average net assets):
    Expenses##                                            0.84%[dag]
    Net investment income                                 5.13%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

---------------------------------------------------------------------------------------------------------------
                                                                             Year Ended March 31,
---------------------------------------------------------------------------------------------------------------
                                                            2000        1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.12     $ 10.10     $  9.64     $ 9.82     $  9.60
                                                         -------     -------     -------     ------     -------
Income from investment operations# -
 Net investment income[sec]                              $  0.50     $  0.50     $  0.50     $ 0.51     $  0.52
 Net realized and unrealized gain (loss) on
  investments                                              (0.65)       0.02        0.46      (0.18)       0.22
                                                         -------     -------     -------     ------     -------
  Total from investment operations                       $ (0.15)    $  0.52     $  0.96     $ 0.33     $  0.74
                                                         -------     -------     -------     ------     -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.50)    $ (0.50)    $ (0.50)    $(0.51)    $ (0.52)
 In excess of net investment income                          --          --          --         --        (0.00)[3 dags]
                                                         -------     -------     -------     ------     -------
  Total distributions declared to shareholders           $ (0.50)    $(0.50)     $ (0.50)    $(0.51)    $ (0.52)
                                                         -------     -------     -------     ------     -------
Net asset value - end of period                          $  9.47     $ 10.12     $ 10.10     $ 9.64     $  9.82
                                                         -------     -------     -------     ------     -------
Total return++                                             (1.38)%      5.25%      10.16%      3.43%       7.81%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.66%       0.69%       0.78%      0.86%       0.86%
 Net investment income                                      5.21%       4.96%       5.03%      5.26%       5.26%
Portfolio turnover                                            52%         23%         14%        24%         56%
Net assets at end of period (000 Omitted)                $64,107     $77,628     $77,711    $80,342     $87,553

 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $  0.48    $  0.49     $  0.49           --    $  0.52
   Ratios (to average net assets):
    Expenses##                                             0.84%       0.81%       0.85%          --      0.90%
    Net investment income                                  5.03%       4.84%       4.96%          --      5.22%

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge.
        If the charge had been included, the results would have been lower.

See notes to financial statements.

---------------------------------------------------------------
                                                   Florida Fund
---------------------------------------------------------------
                                                     Six Months
                                                          Ended
                                                  September 30,
                                                           2000
                                                ---------------
                                                    (Unaudited)
---------------------------------------------------------------
                                                        Class B
---------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  9.47
                                                        -------
Income from investment operations# -
 Net investment income[sec]                             $  0.22
 Net realized and unrealized gain (loss) on
  investments                                              0.09
                                                        -------
  Total from investment operations                      $  0.31
                                                        -------
Less distributions declared to shareholders -
 From net investment income                             $ (0.22)
 In excess of net investment income                         --
                                                        -------
  Total distributions declared to shareholders          $ (0.22)
                                                        -------
Net asset value - end of period                         $  9.56
                                                        -------
Total return                                               3.27%[2 dags]
 Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.44%[dag]
 Net investment income                                     4.53%[dag]
Portfolio turnover                                           10%
Net assets at end of period (000 Omitted)               $19,173

 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.22
   Ratios (to average net assets):
    Expenses##                                            1.64%[dag]
    Net investment income                                 4.33%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

---------------------------------------------------------------------------------------------------------------
                                                                             Year Ended March 31,
                                                         ------------------------------------------------------
                                                            2000       1999        1998         1997       1996
---------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.11    $ 10.09     $  9.64      $  9.82    $  9.60
                                                         -------    -------     -------      -------    -------
Income from investment operations# -
 Net investment income[sec]                              $  0.43    $  0.42     $  0.42      $  0.43    $  0.43
 Net realized and unrealized gain (loss) on
  investments                                              (0.64)      0.02        0.45        (0.18)      0.22
                                                         -------    -------     -------      -------    -------
  Total from investment operations                       $ (0.21)   $  0.44     $  0.87      $  0.25    $  0.65
                                                         -------    -------     -------      -------    -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.43)   $ (0.42)    $ (0.42)     $ (0.43)   $ (0.43)
 In excess of net investment income                          --         --          --            --      (0.00)[3 dags]
                                                         -------    -------     -------      -------    -------
  Total distributions declared to shareholders           $ (0.43)   $ (0.42)    $ (0.42)     $ (0.43)   $ (0.43)
                                                         -------    -------     -------      -------    -------
Net asset value - end of period                          $  9.47    $ 10.11     $ 10.09      $  9.64    $  9.82
                                                         -------    -------     -------      -------    -------
Total return                                               (2.07)%     4.42%       9.18%        2.56%      6.88%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.45%      1.49%       1.58%        1.72%      1.74%
 Net investment income                                      4.42%      4.16%       4.22%        4.40%      4.36%
Portfolio turnover                                            52%        23%         14%          24%        56%
Net assets at end of period (000 Omitted)                $19,999    $20,813     $16,719      $14,701    $14,448

 [sec]The investment adviser voluntarily waived a portion of its fee for certain periods indicated. If the fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $  0.41    $  0.41     $  0.41          --     $  0.43
   Ratios (to average net assets):
    Expenses##                                              1.63%      1.61%       1.65%         --        1.78%
    Net investment income                                   4.24%      4.04%       4.15%         --        4.33%

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

---------------------------------------------------------------
                                                   Georgia Fund
---------------------------------------------------------------
                                                     Six Months
                                                          Ended
                                                  September 30,
                                                           2000
                                                  -------------
                                                    (Unaudited)
---------------------------------------------------------------
                                                        Class A
---------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $10.26
                                                         ------
Income from investment operations# -
 Net investment income[sec]                                0.26
 Net realized and unrealized gain (loss) on
  investments                                              0.12
                                                         ------
  Total from investment operations                       $ 0.38
                                                         ------
Less distributions declared to shareholders -
 From net investment income                              $(0.26)
 In excess of net investment income                         --
                                                         ------
  Total distributions declared to shareholders           $(0.26)
                                                         ------
Net asset value - end of period                          $10.38
                                                         ------
Total return++                                             3.75%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                0.90%[dag]
 Net investment income                                     4.99%[dag]
Portfolio turnover                                           14%
Net assets at end of period (000 Omitted)               $47,713

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.25
   Ratios (to average net assets):
    Expenses##                                            1.10%[dag]
    Net investment income                                 4.79%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share data amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain
        expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge.

    If the charge had been included, the results would have been lower.

------------------------------------------------------------------------------------------------------------------
                                                                             Year Ended March 31,
                                                         ---------------------------------------------------------
                                                            2000        1999          1998        1997        1996
------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.93     $ 10.95       $ 10.38     $ 10.47     $ 10.35
                                                         -------     -------       -------     -------     -------
Income from investment operations# -
 Net investment income[sec]                              $  0.52     $  0.55       $  0.56     $  0.56     $  0.54
 Net realized and unrealized gain (loss) on
  investments                                              (0.67)      (0.02)         0.56       (0.10)       0.12
                                                         --------    -------       -------     -------     -------
  Total from investment operations                       $ (0.15)    $  0.53       $  1.12     $  0.46     $  0.66
                                                         -------     -------       -------     -------     ---------
Less distributions declared to shareholders -
 From net investment income                              $ (0.52)    $ (0.55)      $(0.55)     $ (0.55)    $ (0.54)
 In excess of net investment income                          --        (0.00)[3 dags]  --          --        (0.00)[3 dags]
                                                         -------    -------        -------     -------     ------
  Total distributions declared to shareholders           $ (0.52)    $ (0.55)     $ (0.55)     $ (0.55)    $ (0.54)
                                                         -------     -------       -------     -------     -------
Net asset value - end of period                          $ 10.26     $ 10.93       $ 10.95     $ 10.38     $ 10.47
                                                         -------     -------       -------     -------     -------
Total return++                                             (1.32)%      4.09%        11.02%       4.47%       6.48%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.93%       0.97%         1.03%       1.03%       1.17%
 Net investment income                                      4.98%       4.97%         5.14%       5.34%       5.11%
Portfolio turnover                                            39%         35%           18%         27%         65%
Net assets at end of period (000 Omitted)                $48,054     $56,886          $59,546     $59,843      $68,183

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $  0.50     $  0.54         $  0.55     $  0.55      $  0.53
   Ratios (to average net assets):
    Expenses##                                             1.11%       1.09%            1.13%       1.10%       1.27%
    Net investment income                                  4.80%       4.85%            5.04%       5.27%       5.01%

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share data amount was less than $0.01. #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge.
If the charge had been included, the results would have been lower.

See notes to financial statements.

---------------------------------------------------------------
                                                   Georgia Fund
---------------------------------------------------------------
                                                     Six Months
                                                          Ended
                                                  September 30,
                                                           2000
                                                 --------------
                                                    (Unaudited)
---------------------------------------------------------------
                                                        Class B
---------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                   $ 10.27
                                                        -------
Income from investment operations# -
 Net investment income[sec]                             $  0.22
 Net realized and unrealized gain (loss) on
  investments                                              0.12
                                                        -------
  Total from investment operations                      $  0.34
                                                        -------
Less distributions declared to shareholders -
 From net investment income                             $ (0.22)
 In excess of net investment income                         --
                                                        -------
  Total distributions declared to shareholders          $ (0.22)
                                                        -------
Net asset value - end of period                         $ 10.39
                                                        -------
Total return                                               3.36%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.65%[dag]
 Net investment income                                     4.24%[dag]
Portfolio turnover                                           14%
 Net assets at end of period (000 Omitted)              $16,079

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.21
   Ratios (to average net assets)
    Expenses##                                            1.85%[dag]
    Net investment income                                 4.04%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share data amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

---------------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                        -------------------------------------------------------------
                                                            2000        1999             1998       1997         1996
---------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 10.93     $ 10.95          $ 10.38    $ 10.47      $ 10.36
                                                         -------     -------          -------    -------      -------
Income from investment operations# -
 Net investment income[sec]                              $  0.44     $  0.47          $  0.48    $  0.47      $  0.45
 Net realized and unrealized gain (loss) on
  investments                                              (0.66)      (0.02)            0.56      (0.09)        0.12
                                                         -------     -------          -------    -------      -------
  Total from investment operations                       $ (0.22)    $  0.45          $  1.04    $  0.38      $  0.57
                                                         -------     -------          -------    -------      -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.44)    $ (0.47)         $ (0.47)    $ (0.47)    $ (0.46)
 In excess of net investment income                          --        (0.00)[3 dags]     --         --         (0.00)[3 dags]
                                                         -------     -------          -------    -------      -------
  Total distributions declared to shareholders           $ (0.44)    $ (0.47)         $ (0.47)    $ (0.47)    $ (0.46)
                                                         -------     -------          -------    -------      -------
Net asset value - end of period                          $ 10.27     $ 10.93          $ 10.95     $ 10.38     $ 10.47
                                                         -------     -------          -------    -------      -------
Total return                                               (2.06)%      4.22%           10.19%      3.63%        5.22%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.68%       1.72%            1.77%      1.83%        2.00%
 Net investment income                                      4.24%    $  4.22%            4.39%      4.53%        4.27%
Portfolio turnover                                            39%         35%              18%        27%          65%
Net assets at end of period (000 Omitted)                $14,777      $14,591         $10,871     $9,995      $10,205

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $  0.42     $  0.45          $  0.47       0.47          --
   Ratios (to average net assets)
    Expenses##                                              1.86%       1.84%            1.87%      1.90%         --
    Net investment income                                   4.06%       4.10%            4.29%      4.46%         --

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share data amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------
                                                    Maryland Fund
-----------------------------------------------------------------
                                                       Six Months
                                                            Ended
                                                    September 30,
                                                             2000
                                                 ----------------
                                                      (Unaudited)
-----------------------------------------------------------------
                                                          Class A
-----------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                       10.81
                                                          -------
Income from investment operations# -
 Net investment income[sec]                               $  0.27
 Net realized and unrealized gain (loss) on
  investments                                                0.09
                                                          -------
  Total from investment operations                        $  0.36
                                                          -------
Less distributions declared to shareholders -
 From net investment income                               $ (0.27)
 In excess of net investment income                           --
                                                          -------
  Total distributions declared to shareholders            $ (0.27)
                                                          -------
Net asset value - end of period                             10.90
                                                          -------
Total return++                                               3.37%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.96%[dag]
 Net investment income                                       4.99%[dag]
Portfolio turnover                                              8%
Net assets at end of period (000 Omitted)                $112,751

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $   0.26
   Ratios (to average net assets):
    Expenses##                                               1.16%[dag]
    Net investment income                                    4.79%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
       #Per share data are based on average shares outstanding.
       ##Ratios do not reflect expense reductions from certain expense offset arrangements.
       ++Total returns for Class A shares do not include the applicable sales charge.

If the charge had been included, the results would have been lower.
See notes to financial statements.

                                                                            Year Ended March 31,
------------------------------------------------------------------------------------------------------------------------
                                                              2000         1999         1998         1997        1996
------------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $ 11.49     $  11.47     $  10.89      $ 11.04      $ 10.94
                                                          -------     --------     --------     --------     --------
Income from investment operations# -
 Net investment income[sec]                               $  0.53     $   0.54     $   0.54      $  0.57      $  0.57
 Net realized and unrealized gain (loss) on
  investments                                               (0.68)        0.02         0.59        (0.16)       0.09
                                                          -------     --------     --------     --------     --------
  Total from investment operations                        $ (0.15)    $   0.56     $   1.13      $  0.41      $  0.66
                                                          -------     --------     --------     --------     --------
Less distributions declared to shareholders -
 From net investment income                               $ (0.53)    $  (0.54)    $  (0.54)    $  (0.56)    $  (0.56)
 In excess of net investment income                           --            --        (0.01)          --           --
                                                          -------     --------     --------     --------     --------
  Total distributions declared to shareholders            $ (0.53)    $  (0.54)    $  (0.55)    $  (0.56)    $  (0.56)
                                                          -------     --------     --------     --------     --------
Net asset value - end of period                             10.81     $  11.49     $  11.47      $ 10.89      $ 11.04
                                                          -------     --------     --------     --------     --------
Total return++                                              (1.27)%       4.94%       10.57%        3.75%        6.17%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  0.96%        1.03%        1.09%        1.12%        1.19%
 Net investment income                                       4.85%        4.67%        4.79%        5.21%        5.10%
Portfolio turnover                                             24%           14%          21%          22%          15%
Net assets at end of period (000 Omitted)                $114,957     $131,261     $126,018     $126,405     $139,297

[sec]The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee hadbeen incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.51       $  0.53     $  0.53      $  0.57            --
   Ratios (to average net assets):
    Expenses##                                               1.14%         1.15%       1.19%        1.19%          --
    Net investment income                                    4.67%         4.55%       4.69%        5.14%          --

    [dag]Annualized.
 [2 dags]Not annualized.
        #Per share data are based on average shares outstanding.
       ##Ratios do not reflect expense reductions from certain expense offset arrangements.
       ++Total returns for Class A shares do not include the applicable sales charge.

If the charge had been included, the results would have been lower.

See notes to financial statements.

---------------------------------------------------------------

                                                  Maryland Fund
---------------------------------------------------------------
                                                     Six Months
                                                          Ended
                                                  September 30,
                                                           2000
---------------------------------------------------------------
                                                     (Unaudited)
---------------------------------------------------------------
                                                        Class B
---------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                   $ 10.81
                                                        -------
Income from investment operations# -
 Net investment income[sec]                             $  0.24
 Net realized and unrealized gain (loss) on
  investments                                              0.08
                                                        -------
  Total from investment operations                      $  0.32
                                                        -------
Less distributions declared to shareholders -
 From net investment income                             $ (0.23)
 In excess of net investment income                         --
                                                        -------
  Total distributions declared to shareholders          $ (0.23)
                                                        -------
Net asset value - end of period                         $ 10.90
                                                        -------
Total return                                               3.03%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.61%[dag]
 Net investment income                                     4.34%[dag]
Portfolio turnover                                            8%
Net assets at end of period (000 Omitted)              $26,313

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                $  0.23
   Ratios (to average net assets):
    Expenses##                                            1.81%[dag]
    Net investment income                                 4.14%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

                                                                           Year Ended March 31,
-------------------------------------------------------------------------------------------------------------------
                                                            2000        1999        1998        1997        1996
-------------------------------------------------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.48     $ 11.47     $ 10.88     $ 11.03     $ 10.93
                                                         --------    -------     -------     -------     -------
Income from investment operations# -
 Net investment income[sec]                              $  0.46     $  0.45     $  0.47     $  0.50     $  0.48
 Net realized and unrealized gain (loss) on
  investments                                             (0.67)       0.02        0.60        (0.17)      0.10
                                                         --------    -------     -------     -------     -------
  Total from investment operations                       $ (0.21)    $  0.47     $  1.07     $  0.33     $  0.58
                                                         --------    -------     -------     -------     -------
Less distributions declared to shareholders -
 From net investment income                              $ (0.46)   $ (0.46)    $ (0.47)    $ (0.48)    $ (0.48)
 In excess of net investment income                          --          --       (0.01)         --          --
                                                         --------   --------    --------    --------    --------
  Total distributions declared to shareholders           $ (0.46)   $ (0.46)    $ (0.48)    $ (0.48)    $ (0.48)
                                                         --------   --------    --------    --------    --------
Net asset value - end of period                          $ 10.81    $ 11.48     $ 11.47     $ 10.88     $ 11.03
                                                         --------   --------    --------    --------    --------
Total return                                              (1.82)%      4.18%       9.96%       3.03%       5.41%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                1.61%       1.68%       1.74%       1.82%       1.91%
 Net investment income                                     4.21%       4.01%       4.12%       4.50%       4.36%
Portfolio turnover                                           24%         14%         21%         22%         15%
Net assets at end of period (000 Omitted)               $26,845     $28,902     $21,622     $17,379     $13,694

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                 $ 0.44     $  0.45     $  0.46     $  0.49          --
   Ratios (to average net assets):
    Expenses##                                             1.79%       1.80%       1.84%       1.89%         --
    Net investment income                                  4.03%       3.89%       4.02%       4.43%         --

   [dag]Annualized.
[2 dags]Not annualized.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

------------------------------------------------------------------

                                                Massachusetts Fund
------------------------------------------------------------------
                                                        Six Months
                                                             Ended
                                                     September 30,
                                                              2000
                                              --------------------
                                                       (Unaudited)
------------------------------------------------------------------
                                                           Class A
------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                     $  10.60
                                                          --------
Income from investment operations# -
 Net investment income[sec]                               $   0.28
 Net realized and unrealized gain (loss) on
  investments                                                 0.08
                                                          --------
  Total from investment operations                        $   0.36
                                                          --------
Less distributions declared to shareholders -
 From net investment income                               $  (0.29)
 In excess of net investment income                             --
                                                          --------
  Total distributions declared to shareholders            $  (0.29)
                                                          --------
Net asset value - end of period                           $  10.67
                                                          --------
Total return++                                                3.41%[2 dags]
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                   0.92%[dag]
 Net investment income                                        5.26%[dag]
Portfolio turnover                                              16%
Net assets at end of period (000 Omitted)                 $203,564

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $   0.27
   Ratios (to average net assets):
    Expenses##                                                1.12%[dag]
    Net investment income                                     5.06%[dag]

  [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain
        expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge.

     If the charge had been included, the results would have been lower.

See notes to financial statements.

                                                                                 Year Ended March 31,
                                                       -------------------------------------------------------------------------
                                                             2000        1999           1998           1997           1996
                                                       -------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $ 11.35      $ 11.34       $ 10.86         $  10.98      $   10.84
                                                         --------     --------      ----------      --------      ---------
Income from investment operations# -
 Net investment income[sec]                              $  0.57      $  0.58       $  0.58         $   0.61      $    0.60
 Net realized and unrealized gain (loss) on
  investments                                              (0.76)       (0.01)         0.48            (0.14)          0.14
                                                         --------     --------      ----------      --------      ---------
  Total from investment operations                       $ (0.19)     $  0.57       $  1.06         $   0.47      $    0.74
                                                         --------     --------      ----------      --------      ---------
Less distributions declared to shareholders -
 From net investment income                              $ (0.56)     $ (0.56)      $ (0.58)        $  (0.59)     $   (0.60)
 In excess of net investment income                          --           --          (0.00)[3 dags]      --          (0.00)[3 dags]
                                                         --------     --------      ----------      --------      ---------
  Total distributions declared to shareholders           $ (0.56)     $ (0.56)      $ (0.58)        $  (0.59)     $  (0.60)
                                                         --------     --------      ----------      --------      ---------
Net asset value - end of period                          $ 10.60      $ 11.35       $ 11.34         $  10.86      $  10.98
                                                         --------     --------      ----------      --------      ---------
Total return++                                             (1.57)%       5.11%         9.99%            4.39%         6.95%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 0.92%        1.00%         1.06%            1.12%         1.17%
 Net investment income                                      5.29%        5.08%         5.18%            5.55%         5.44%
Portfolio turnover                                            35%          28%           24%              33%           31%
Net assets at end of period (000 Omitted)               $207,228     $239,980      $237,861         $234,874      $249,497

[sec] The investment adviser voluntarily waived a portion of its fee for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

   Net investment income                                  $  0.55      $  0.57       $   0.57        $   0.60            --
   Ratios (to average net assets):
    Expenses##                                               1.10%        1.12%          1.16%           1.19%           --
    Net investment income                                    5.11%        4.96%          5.08%           5.48%           --

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01. #Per share data are based on average shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.
      ++Total returns for Class A shares do not include the applicable sales charge.
        If the charge had been included, the results would have been lower.

See notes to financial statements.

-------------------------------------------------------------------------------

                                                             Massachusetts Fund
-------------------------------------------------------------------------------
                                                                     Six Months
                                                                          Ended
                                                                  September 30,
                                                                           2000
                                                           --------------------
                                                                    (Unaudited)
                                                           --------------------
                                                                        Class B
                                                           --------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                   $  10.60
                                                        ---------
Income from investment operations# -
 Net investment income[sec]                             $   0.24
 Net realized and unrealized gain (loss) on
  investments                                               0.08
                                                        ---------
  Total from investment operations                      $   0.32
                                                        ---------
Less distributions declared to shareholders -
 From net investment income                             $  (0.25)
 In excess of net investment income                          --
                                                        ---------
  Total distributions declared to shareholders          $  (0.25)
                                                        ---------
Net asset value - end of period                         $  10.67
                                                        ---------
Total return                                                3.07%[2 dags]
 Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                 1.57%[dag]
 Net investment income                                      4.61%[dag]
Portfolio turnover                                           16%
Net assets at end of period (000 Omitted)                $27,941

[sec] The investment adviser voluntarily waived a portion of its fee, respectively, for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

  Net investment income                                 $  0.23
  Ratios (to average net assets):
    Expenses##                                             1.77%[dag]
    Net investment income                                  4.41%[dag]

   [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01. #Per share data are based on average shares outstanding. ##Ratios do not reflect expense reductions from certain expense offset arrangements.

                                                                                Year Ended March 31,
                                                        ------------------------------------------------------------------------
                                                            2000        1999        1998                1997        1996
                                                        ------------------------------------------------------------------------
Per share data
 (for a share outstanding throughout each period):
Net asset value - beginning of period                    $  11.35    $ 11.35     $  10.87            $ 10.99     $ 10.84
                                                         --------    -------     ---------           -------     -------
Income from investment operations# -
 Net investment income[sec]                              $   0.50    $  0.50     $   0.51            $  0.53     $  0.52
 Net realized and unrealized gain (loss) on
  investments                                               (0.76)     (0.01)        0.48              (0.13)       0.15
                                                         --------    -------     ---------           -------     -------
  Total from investment operations                       $  (0.26)   $  0.49     $   0.99            $  0.40     $  0.67
                                                         --------    -------     ---------           -------     -------
Less distributions declared to shareholders -
 From net investment income                              $  (0.49)   $ (0.49)    $  (0.51)           $ (0.52)    $ (0.52)
 In excess of net investment income                            --          --       (0.00)[3 dags]       --        (0.00)[3 dags]
                                                         --------   --------     ---------           -------     -------
  Total distributions declared to shareholders           $  (0.49)   $ (0.49)    $  (0.51)           $ (0.52)    $ (0.52)
                                                         --------   --------     ---------           -------     -------
Net asset value - end of period                          $  10.60    $ 11.35     $  11.35            $ 10.87     $ 10.99
                                                         --------   --------     ---------           -------     -------
Total return                                                (2.30)%     4.43%        9.25%              3.66%       6.27%
Ratios (to average net assets)/Supplemental data[sec]:
 Expenses##                                                  1.57%      1.64%        1.71%              1.81%       1.90%
 Net investment income                                       4.64%      4.43%        4.52%              4.81%       4.71%
Portfolio turnover                                             35%        28%          24%                33%         51%
Net assets at end of period (000 Omitted)                 $25,743    $25,616      $18,750            $15,204     $11,316

[sec] The investment adviser voluntarily waived a portion of its fee, respectively, for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:
   Net investment income                                  $  0.48     $  0.49     $  0.50            $  0.52           --
   Ratios (to average net assets):
    Expenses##                                               1.75%       1.76%       1.81%              1.88%          --
    Net investment income                                    4.46%       4.31%       4.42%              4.74%          --

  [dag]Annualized.
[2 dags]Not annualized.
[3 dags]Per share amount was less than $0.01.
       #Per share data are based on average  shares outstanding.
      ##Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Notes to Financial Statements (Unaudited)

(1) Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of the MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment company.

(2) Significant Accounting Policies

General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Trustees.

Futures Contracts - Each fund may enter into futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount is amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Each fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

At September 30, 2000, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                      Alabama        Arkansas     California        Florida      Georgia       Maryland    Massachusetts
Expiration Date          Fund            Fund           Fund           Fund         Fund           Fund             Fund
------------------------------------------------------------------------------------------------------------------------
March 31, 2003        $   --       $       --     $3,034,670      3,891,711     $     --      $       --     $   253,082
March 31, 2004             --       6,486,073        403,290             --      662,131       2,378,293       1,732,935
March 31, 2005             --         215,971        588,165      1,290,661           --       1,055,172         405,183
March 31, 2006             --              --             --        781,761           --              --              --
March 31, 2007             --              --             --             --           --              --         242,062
March 31, 2008        208,252          15,758             --             --           --              --              --
                    ---------     -----------     ----------     ----------     --------      ----------      ----------
 Total               $208,252      $6,717,802     $4,026,125     $5,964,133     $662,131      $3,433,465      $2,633,262
                    =========     ===========     ==========     ==========     ========      ==========      ==========

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee with respect to each fund, which is reflected as a reduction of expenses in the Statement of Operations.

The trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). Each fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the six months ended September 30, 2000, is a net periodic pension expense for each fund, as follows:

 Alabama         Arkansas     California     Florida     Georgia     Maryland    Massachusetts
    Fund            Fund           Fund         Fund        Fund         Fund             Fund
----------------------------------------------------------------------------------------------
 $  2,661        $2,991        $3,075       $2,991      $2,984       $3,140         $3,142

Administrator - The Trust has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

              First $1 billion                              0.0175%
              Next $1 billion                               0.0130%
              Next $1 billion                               0.0005%
              In excess of $3 billion                       0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $12,191, $7,447, $32,829, $15,099, $4,717, $14,599, and $15,025 for the six
months ended September 30, 2000, as its portion of the sales charge on sales of Class A shares of the Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to Class A shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $3,865, $1,868, $4,233, $0, $1,795, $8,037, and $30,515 for the Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, respectively, for the six months ended September 30, 2000. Fees incurred under the distribution plan during the six months ended September 30, 2000, were 0.25%, 0.10%, 0.10%, 0.00%, 0.25%,
0.35%, and 0.35% of each fund's average daily net assets attributable to Class A shares on an annualized basis for Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, respectively. Payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion of the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $184, $37, $375, $0, $1,013, $726, and $1,277 for the Alabama,
Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, respectively, for Class B shares, for the six months ended September 30, 2000. MFS retained no service fees with respect to California Class C shares. Fees incurred under the distribution plan during the six months ended September 30, 2000, were 1.00%, 1.00%, 0.90%, 0.80%, 1.00%, 1.00%, and 1.00% of each fund's average daily net assets attributable to Class B shares on an annualized basis for Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts funds, respectively, on an annualized basis. Fees incurred under the distribution plan for the six months ended September 30, 2000, were 1.00% of the fund's average daily net assets attributable to Class C shares of the California Fund on an annualized basis. Except in the case of the 0.25% per annum first year Class B service fee, payments by the Florida Fund will be suspended until such date as the Trustees of the Trust may determine. In the case of the Arkansas and California funds, except in the case of the 0.25% per annum first year Class B service fee is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemption's of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2000, for Class A, Class B, and Class C shares, were as follows.

                  Alabama    Arkansas     California     Florida     Georgia     Maryland   Massachusetts
CDSC imposed         Fund        Fund           Fund        Fund        Fund         Fund            Fund
---------------------------------------------------------------------------------------------------------
Class A           $    --     $    --        $    --      $   --      $    --     $    --         $    --
Class B            16,222      10,249         69,687       39,454      19,662      30,910          26,316
Class C                --          --         12,616           --          --          --              --

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an effective annual rate of 0.10%.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows (000 Omitted):

              Alabama     Arkansas     California     Florida     Georgia     Maryland   Massachusetts
                 Fund         Fund           Fund        Fund        Fund         Fund            Fund
------------------------------------------------------------------------------------------------------
Purchases      $7,627       $9,555        $19,348      $ 7,550     $8,769      $11,493         $36,856
Sales           5,450        6,478         27,843       11,252      8,995       15,208          35,660

The cost and unrealized appreciation or depreciation in value of the investments owned by each fund, as computed on a federal income tax basis, are as follows (000 Omitted):

                                               Alabama     Arkansas   California
                                                  Fund         Fund         Fund
--------------------------------------------------------------------------------
Aggregate cost                                $ 83,936     $117,253     $252,828
                                              --------     --------     --------
Gross unrealized appreciation                 $  2,734     $  5,079     $ 14,416
Gross unrealized depreciation                   (1,234)      (1,160)      (4,650)
                                              --------     --------     --------
Net unrealized appreciation (depreciation)    $  1,500     $  3,919     $  9,766
                                              --------     --------     --------



                                               Florida     Georgia     Maryland  Massachusetts
                                                  Fund        Fund         Fund           Fund
----------------------------------------------------------------------------------------------
Aggregate cost                                $ 78,151     $60,939     $132,429      $224,817
                                              --------     -------     --------      --------
Gross unrealized appreciation                 $  2,405     $ 2,614     $  5,594      $  7,878
Gross unrealized depreciation                   (1,385)       (895)      (1,306)       (4,680)
                                              --------     -------     --------      --------
Net unrealized appreciation (depreciation)    $  1,020     $ 1,719     $  4,288      $  3,198
                                              --------     -------     --------      --------

(5) Shares of Beneficial Interest

The trust's declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                Alabama Fund
Class A shares                                         ---------------------
Six Months Ended September 30, 2000 (000 Omitted)       Shares        Amount
----------------------------------------------------------------------------
Shares sold                                              424       $  4,269
Shares issued to shareholders in reinvestment
 of distributions                                         84            843
Shares reacquired                                       (464)        (4,660)
                                                        ----       --------
 Net increase (decrease)                                  44       $    452
                                                        ====       ========
Year Ended March 31, 2000 (000 Omitted)                Shares       Amount
---------------------------------------------------------------------------
Shares sold                                            1,105       $ 11,362
Shares issued to shareholders in reinvestment
 of distributions                                        219          2,214
Shares reacquired                                       (913)        (9,232)
                                                       -----       --------
 Net increase (decrease)                                 411       $  4,344
                                                       =====       ========



                                                                 Arkansas Fund           California Fund
Class A shares                                      -------------------------     ----------------------
Six Months Ended September 30, 2000 (000 Omitted)         Shares        Amount       Shares       Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                             1,030      $   9,801       1,315     $   7,269
Shares issued to shareholders in reinvestment
 of distributions                                         140          1,346         392         2,166
Shares reacquired                                        (887)        (8,550)     (3,475)      (19,149)
                                                        -----      ---------      ------     ---------
 Net increase (decrease)                                  283      $   2,597      (1,768)    $  (9,714)
                                                        =====      =========      ======     =========

Year Ended March 31, 2000 (000 Omitted)                Shares       Amount        Shares       Amount
------------------------------------------------------------------------------------------------------
Shares sold                                               588      $   5,723       4,419     $  24,781
Shares issued to shareholders in reinvestment
 of distributions                                         278          2,694         853         4,763
Shares reacquired                                      (2,017)       (19,437)     (8,108)      (45,059)
                                                       ------      ---------      ------     ---------
 Net increase (decrease)                               (1,151)     $ (11,020)     (2,836)    $ (15,515)
                                                       ======      =========      ======     =========

                                                                  Florida Fund
                                                    --------------------------
Six Months Ended September 30, 2000 (000 Omitted)         Shares        Amount
------------------------------------------------------------------------------
Shares sold                                               355      $   3,377
Shares issued to shareholders in reinvestment
 of distributions                                          61            581
Shares reacquired                                        (756)        (7,173)
                                                         ----      ---------
 Net decrease                                            (340)     $  (3,215)
                                                         ====      =========

Year Ended March 31, 2000 (000 Omitted)                Shares       Amount
------------------------------------------------------------------------------
Shares sold                                             1,923      $  18,244
Shares issued to shareholders in reinvestment
 of distributions                                         142          1,367
Shares reacquired                                      (2,970)       (28,138)
                                                       ------      ---------
 Net decrease                                            (905)     $  (8,527)
                                                       ======      =========

                                                               Georgia Fund              Maryland Fund
                                                    -------------------------- -----------------------
Six Months Ended September 30, 2000 (000 Omitted)     Shares         Amount       Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold                                              154       $  1,586          222     $   2,412
Shares issued to shareholders in reinvestment
 of distributions                                         60            612          134         1,454
Shares reacquired                                       (303)        (3,110)        (645)       (6,966)
                                                        ----       --------         ----     ---------
 Net decrease                                            (89)      $   (912)        (289)    $  (3,100)
                                                        ====       ========         ====     =========

Year Ended March 31, 2000 (000 Omitted)               Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------------------------
Shares sold                                              238       $  2,467          594     $   6,536
Shares issued to shareholders in reinvestment
 of distributions                                        130          1,344          279         3,043
Shares reacquired                                       (890)        (9,189)      (1,670)      (18,189)
                                                       -----       --------       ------     ---------
 Net decrease                                           (522)      $ (5,378)        (797)    $  (8,610)
                                                       =====       ========       ======     =========

                                                             Massachusetts Fund
                                                      -------------------------
Six Months Ended September 30, 2000 (000 Omitted)         Shares         Amount
-------------------------------------------------------------------------------
Shares sold                                                  338       $   3,584
Shares issued to shareholders in reinvestment
 of distributions                                            231           2,442
Shares reacquired                                         (1,040)        (11,014)
                                                          ------       ---------
 Net decrease                                               (471)      $  (4,988)
                                                          ======       =========
Year Ended March 31, 2000 (000 Omitted)                  Shares         Amount
------------------------------------------------------------------------------
Shares sold                                                1,386       $  15,059
Shares issued to shareholders in reinvestment
 of distributions                                            490           5,262
Shares reacquired                                         (3,468)        (37,122)
                                                         -------       ---------
 Net decrease                                             (1,592)      $ (16,801)
                                                         =======       =========

                                                                   Alabama Fund
Class B shares                                      ---------------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares            Amount
-------------------------------------------------------------------------------
Shares sold                                                58             $ 587
Shares issued to shareholders in
 reinvestment of distributions                             12               116
Shares reacquired                                         (86)             (857)
                                                          ---            -----
 Net increase (decrease)                                  (16)           $(154)
                                                          ===            =====

Year Ended March 31, 2000 (000 Omitted)                Shares            Amount
------------------------------------------------------------------------------
Shares sold                                               259          $2,682
Shares issued to shareholders in
 reinvestment of distributions                             33             330
Shares reacquired                                        (263)         (2,653)
                                                       ------          ------
 Net increase (decrease)                                   29          $  359
                                                       ======          ======

                                                                  Arkansas Fund            California Fund
Class B shares                                      --------------------------- --------------------------
Six Months Ended September 30, 2000 (000 Omitted)       Shares          Amount      Shares          Amount
----------------------------------------------------------------------------------------------------------
Shares sold                                                36           $ 344        1,094        $  6,060
Shares issued to shareholders in
 reinvestment of distributions                             11             109          110             611
Shares reacquired                                         (59)           (563)      (1,170)         (6,481)
                                                          ---           -----       ------        --------
 Net increase (decrease)                                  (12)          $(110)          34        $    190
                                                          ===           =====       ======        ========

Year Ended March 31, 2000 (000 Omitted)                Shares        Amount        Shares        Amount
---------------------------------------------------------------------------------------------------------
Shares sold                                               117       $   1,140        2,882     $   16,250
Shares issued to shareholders in
 reinvestment of distributions                             23             223          218          1,211
Shares reacquired                                        (227)         (2,199)      (2,588)       (14,343)
                                                       ------       ---------      -------     ----------
 Net increase (decrease)                                  (87)      $    (836)         512     $    3,118
                                                       ======       =========      =======     ==========

                                                                   Florida Fund
                                                    ---------------------------
Six Months Ended September 30, 2000 (000 Omitted)          Shares        Amount
-------------------------------------------------------------------------------
Shares sold                                               180       $  1,696
Shares issued to shareholders in
 reinvestment of distributions                             16            155
Shares reacquired                                        (302)        (2,854)
                                                         ----       --------
 Net increase (decrease)                                 (106)      $ (1,003)
                                                         ====       ========

Year Ended March 31, 2000 (000 Omitted)                Shares        Amount
------------------------------------------------------------------------------
Shares sold                                               804       $  7,728
Shares issued to shareholders in
 reinvestment of distributions                             34            322
Shares reacquired                                        (783)        (7,418)
                                                       ------       --------
 Net increase (decrease)                                   55       $    632
                                                       ======       ========

                                                                   Georgia Fund             Maryland Fund
                                                    --------------------------- -------------------------
Six Months Ended September 30, 2000 (000 Omitted)      Shares           Amount     Shares         Amount
---------------------------------------------------------------------------------------------------------
Shares sold                                               171       $   1,763         142      $   1,527
Shares issued to shareholders in
 reinvestment of distributions                             15             155          32            341
Shares reacquired                                         (78)           (806)       (243)        (2,624)
                                                          ---       ---------        ----      ---------
 Net increase (decrease)                                  108       $   1,112         (69)     $    (756)
                                                          ===       =========        ====      =========
Year Ended March 31, 2000 (000 Omitted)                Shares          Amount       Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                               432       $   4,486         455      $   4,999
Shares issued to shareholders in
 reinvestment of distributions                             27             282          66            720
Shares reacquired                                        (355)         (3,636)       (555)        (5,997)
                                                       ------       ---------      ------      ---------
 Net increase (decrease)                                  104       $   1,132         (34)     $    (278)
                                                       ======       =========      ======      =========

                                                              Massachusetts Fund
                                                      --------------------------
Six Months Ended September 30, 2000 (000 Omitted)         Shares           Amount
--------------------------------------------------------------------------------
Shares sold                                                 342        $  3,628
Shares issued to shareholders in reinvestment
 of distributions                                            32             340
Shares reacquired                                          (184)         (1,945)
                                                           ----        --------
 Net increase                                               190        $  2,023
                                                           ====        ========

Year Ended March 31, 2000 (000 Omitted)                  Shares         Amount
------------------------------------------------------------------------------
Shares sold                                                 653        $  7,062
Shares issued to shareholders in reinvestment
 of distributions                                            64             684
Shares reacquired                                          (545)         (5,828)
                                                         ------        --------
 Net increase                                               172        $  1,918
                                                         ======        ========

                                                                 California Fund
Class C shares                                        --------------------------
Six Months Ended September 30, 2000 (000 Omitted)         Shares          Amount
--------------------------------------------------------------------------------
Shares sold                                                3,332       $  18,487
Shares issued to shareholders in reinvestment
 of distributions                                             77             424
Shares reacquired                                         (2,915)        (16,272)
                                                          ------       ---------
 Net increase                                                494       $   2,639
                                                          ======       =========

Year Ended March 31, 2000 (000 Omitted)                  Shares          Amount
-------------------------------------------------------------------------------
Shares sold                                                  990       $   5,521
Shares issued to shareholders in reinvestment
 of distributions                                             41             227
Shares reacquired                                           (859)         (4,749)
                                                         -------       ---------
 Net increase                                                172       $     999
                                                         =======       =========

(6) Line of Credit

The Trust and other affiliated funds participate in an $820 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate.

In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee is allocated to each of the funds for the six months ended September 30, 2000, ranged from $305 to $2,162.

(7) Financial Instruments

Each fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Futures Contracts

                                                                                                Unrealized
                                                                                               Appreciation
Fund                   Description               Expiration        Contracts   Position       (Depreciation)
-------------------------------------------------------------------------------------------------------------
Arkansas Fund          Municipal Bond Index     December 2000          42        Long            $(53,813)
Georgia Fund           Municipal Bond Index     December 2000           5        Long            $ (6,407)
Massachusetts Fund     Municipal Bond Index     December 2000          36        Long            $    563

At September 30, 2000, the funds had sufficient cash and/or securities to cover any commitments under these contracts.

(8) Restricted Securities

Each fund may invest not more than 15% of its net assets in securities, which are subject to legal or contractual restrictions on resale. At September 30, 2000, the Alabama, Arkansas, California, Florida, Georgia, Maryland and Massachusetts funds owned the following restricted securities (constituting 6.0%, 8.2%, 7.9, 4.6%, 4.5% and 9.6% of each fund's net assets, respectively) which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The values of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, are valued at fair value in good faith by the Trustees.

Fund              Description
-----------------------------------------------------------------------------------------------------
Alabama Fund      Guam Power Authority Rev., RITES, AMBAC, 6.236s 2013
                  Guam Power Authority Rev., RITES, AMBAC, 5.757s 2018
                  Puerto Rico Public Finance Corp., RITES, FSA, 7.175s, 2013
                  Puerto Rico Public Finance Corp., RITES, FSA, 7.175s, 2016
                  Puerto Rico Municipal Finance Agency, RITES, FSA, 7.425s, 2017

Arkansas Fund     Arkansas Development Finance Authority, Local Gov. Rev., 7.1s, 2008
                  Puerto Rico Commonwealth., RITES, MBIA, 7.939s, 2020
                  Puerto Rico Municipal Finance Agency, RITES, FSA, 7.42s, 2017
                  Puerto Rico Municipal Finance Agency, RITES, FSA, 7.42s, 2018

California Fund   Desert Hospital District, CA, Hospital Rev. (Desert Hospital Corp.), 8.266s, 2020
                  Los Angeles, CA, 6.92s, 2014
                  State of California, 5.92s, 2015
                  State of California, 7.92s, 2017
                  University of California Rev., MBIA, 6.107s, 2016

                     Date of      Share/Par
Fund               Acquisition     Amount         Cost         Value
-----------------------------------------------------------------------
Alabama Fund         6/10/99       500,000    $  536,360    $   521,815
                     6/10/99     4,500,000     4,376,790      4,111,560
                     9/30/99       500,000       509,110        552,370
                     3/31/99       500,000       569,030        530,910
                      1/6/00       500,000       469,080        517,890
                                                            -----------
                                                            $ 6,234,545

Arkansas Fund        2/14/92     2,440,000    $2,621,157    $ 2,510,736
                     3/30/00     3,000,000     3,067,320      3,170,250
                      1/6/00       735,000       689,548        761,298
                      1/6/00     3,250,000     3,006,835      3,334,305
                                                            -----------
                                                            $ 9,776,589

California Fund       7/2/92     3,000,000     3,012,000      3,312,630
                     7/20/99     5,405,000     5,672,548      5,842,535
                     3/10/99     5,000,000     4,922,400      4,717,850
                      1/3/00     1,250,000     1,230,275      1,366,675
                     5/21/99     5,705,000     5,783,273      5,689,825
                                                            -----------
                                                            $20,929,515

Florida Fund         Puerto Rico Commonwealth, RITES, Pennsylvania 652A 1, MBIA, 7.939s, 2019
                     State of Florida, Dept. of Transportation, RITES, 5.593s, 2017

Georgia Fund         Atlanta, GA, Water & Wastewater Rev., FGIC, 6.593s, 2016
                     Commonwealth of Puerto Rico, Municipal Finance Agency, FSA, 8.42s, 2016

Maryland Fund        Guam Power Authority Rev., AMBAC, 6.236s, 2015
                     Puerto Rico Electric Power Authority, Power Rev., FSA, 6.92s, 2015
                     Puerto Rico Municipal Finance Agency, FSA, 7.42s, 2019
                     Puerto Rico Public Finance Corp., AMBAC, 7.17s, 2013
                     Puerto Rico Public Finance Corp., AMBAC, 7.17s, 2016

Massachusetts        Fund Dudley-Charleton, MA, Regional School District, FGIC,
                     6.241s, 2015
                     Dudley-Charleton, MA, Regional School District, FGIC, 6.241s, 2016
                     Dudley-Charleton, MA, Regional School District, FGIC, 6.241s, 2018
                     Massachusetts Bay Transportation Authority, RITES, Pennsylvania
                      675A1, 8.161s, 2016
                     Massachusetts Water Resources Authority, RITES, FGIC,
                      8.613s, 2019
                     Plymouth County, MA, Correctional Facilities, AMBAC, 5.125s, 2018
                     Puerto Rico Public Finance Corp., AMBAC, 7.175s, 2016

Florida Fund           4/6/00    1,000,000  $1,030,240    $ 1,070,650
                       4/9/99    3,000,000    3,042,840     2,612,820
                                                            ---------
                                                          $ 3,683,470

Georgia Fund          4/20/99    4,000,000   $4,630,192   $ 4,166,160
                       1/6/00      500,000      518,896       564,460
                                                          -----------
                                                          $ 4,730,620

Maryland Fund         5/20/99    1,680,000   $1,754,371   $ 1,692,701
                      9/16/99    1,400,000    1,367,100     1,416,772
                       1/6/00    1,000,000      905,723     1,016,040
                      9/30/99      500,000      508,652       552,370
                      3/31/99    1,520,000    1,717,199     1,613,966
                                                          -----------
                                                          $ 6,291,849

Massachusetts Fund    4/28/99    1,365,000   $1,493,183   $ 1,348,934
                      4/28/99    1,430,000    1,551,257     1,412,568
                      4/28/99    1,565,000    1,682,130     1,502,400
                      4/19/00    4,835,000    5,473,256     5,716,614
                      3/16/00    4,010,000    4,730,590     4,978,736
                       3/5/99    5,000,000    4,979,446     4,659,200
                      3/31/99    2,500,000    2,824,341     2,654,550
                                                          -----------
                                                          $22,273,002

MFS[Reg TM] Municipal Series Trust

Trustees

Marshal N. Cohan+ -- Private Investor

Lawrence H. Cohn, M.D.+ -- Chief of Cardiac
Surgery, Brigham and Women's Hospital;
Professor of Surgery, Harvard Medical School

The Hon. Sir J. David Gibbons, KBE+ -- Chief
Executive Officer, Edmund Gibbons Ltd.

Abby M. O'Neill+ -- Private Investor

Walter E. Robb, III+ -- President and Treasurer,
Benchmark Advisors, Inc.; President,
Benchmark Consulting Group, Inc.

Arnold D. Scott* -- Senior Executive
Vice President, Director, and Secretary,
MFS Investment Management

Jeffrey L. Shames* -- Chairman, Chief
Executive Officer, and Director,
MFS Investment Management

J. Dale Sherratt -- President, Insight
Resources, Inc..; Management General Partner,
Wellfleet Investments; Chief Executive
Officer, Cambridge Nutraceuticals

Ward Smith+ -- Former Chairman (until 1994),
NACCO Industries

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

Chairman and President
Jeffrey L. Shames*

Portfolio Managers
Michael L. Dawson*
Geoffrey L. Schechter*

Treasurer
James O. Yost*

Assistant Treasurers
Mark E. Bradley*
Robert R. Flaherty*
Laura F. Healy*
Ellen Moynihan*

+ Independent Trustee
* MFS Investment Management

Secretary
Stephen E. Cavan*

Assistant Secretary
James R. Bordewick, Jr.*

Custodian
State Street Bank and Trust Company

Investor Information
For information on MFS mutual funds, call your investment professional or, for an informa-tion kit, call toll free: 1-800-637-2979 any business day from 9 a.m. to 5 p.m. Eastern time (or leave a message anytime).

Investor Service
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances, exchanges, or stocks and bond outlooks, call toll free:
1-800-MFS-TALK (1-800-637-8255) anytime
from a touch-tone telephone.

World Wide Web
www.mfs.com

MFS[Reg] Municipal
Series Trust

MFS[Reg] Alabama Municipal Bond Fund
MFS[Reg] Arkansas Muncipal Bond Fund
MFS[Reg] California Municipal Bond Fund
MFS[Reg] Florida Municipal Bond Fund
MFS[Reg] Georgia Municipal Bond Fund
MFS[Reg] Maryland Municipal Bond Fund
MFS[Reg] Massachusetts Municipal Bond Fund

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INVESTMENT MANAGEMENT

We invented the mutual fund[Reg]

500 Boylston Street
Boston, MA 02116-3741

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[Copyright] MFS Investment Management[Reg]
MFS[Reg] investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.